Portfolio of Investments November 30, 2025
Credit Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 92.9%
ASSET-BACKED SECURITIES - 10.5% –
$ 1,000,000 (a) Affirm Asset Securitization Trust 2024-B, Series 2024 B 7.350% 09/15/29 $ 1,006,100
1,000,000 (a) Affirm Master Trust, Series 2025 1A 7.180 02/15/33 1,007,375
625,000 (b) AIMCO CLO 18 Ltd, Series 2022 18X, (TSFR3M + 2.850%), Reg
S
7.175 07/20/37 627,443
375,000 (a),(b) Ares LXIII CLO Ltd, Series 2022 63A, (TSFR3M + 6.000%) 10 .283 10/15/38 366,874
1,000,000 (a) Avis Budget Rental Car Funding AESOP LLC, Series 2024 2A 7.430 10/20/28 1,020,499
1,000,000 (a) Cajun Global LLC, Series 2025 2A 8.720 11/20/55 997,379
500,000 (a) Cajun Global LLC, Series 2025 2A 5.912 11/20/55 498,688
1,000,000 (a) Centersquare Issuer LLC, Series 2025 1A 5.900 03/26/55 991,078
2,840 (a),(c) Chase Auto Owner Trust 2025-2, Series 2025 2A 0.000 02/25/33 450,310
500,000 (a),(b) CIFC Funding 2020-III Ltd, Series 2020 3A, (TSFR3M + 4.800%) 8.662 10/20/38 502,111
675,000 (a),(b) CIFC Funding 2022-II Ltd, Series 2022 2A, (TSFR3M + 4.750%) 8.634 04/19/35 670,895
500,000 (a),(b),(d) CIFC Funding Ltd, Series 2025 7A, (TSFR3M + 4.750%) 8.070 01/22/39 501,250
1,000,000 (a) Consolidated Communications LLC/Fidium Fiber Finance
Holdco LLC, Series 2025 1A
9.408 05/20/55 1,046,961
568,514 (a) Elara Hgv Timeshare Issuer 2025-A LLC, Series 2025 A 6.910 01/25/40 568,691
665,000 (a),(b) Elmwood CLO 20 Ltd, Series 2022 7A, (TSFR3M + 6.000%) 9.882 01/17/37 664,713
1,000,000 (a) Flexential Issuer LLC, Series 2025 1A 6.030 10/25/60 997,469
500,000 (a) Frontier Issuer LLC, Series 2023 1 11.500 08/20/53 516,906
500,000 (a),(b) Goldentree Loan Management US Clo 11 Ltd, Series 2021 11A,
(LIBOR 3 M + 7.762%)
8.563 10/20/34 477,527
1,015,000 (a),(b) Gracie Point International Funding 2025-1 LLC, Series 2025 1A,
(SOFR30A + 2.750%)
6.959 08/15/28 1,016,765
1,000,000 (a),(b) Gracie Point International Funding 2025-1 LLC, Series 2025 1A,
(SOFR30A + 4.500%)
8.709 08/15/28 999,877
500,000 (a),(d) Hertz Vehicle Financing III LLC, Series 2025 6A 0.000 05/25/32 500,937
500,000 (a) Hin Timeshare Trust, Series 2025 B 7.580 05/15/45 501,925
750,000 (a) Hin Timeshare Trust, Series 2025 B 9.410 05/15/45 753,254
750,000 (a) Hotwire Funding LLC, Series 2024 1A 9.188 06/20/54 779,463
900,000 (a) Lmrk Issuer Co 2 LLC, Series 2025 1A 8.120 09/15/55 907,639
1,000,000 (a) Lmrk Issuer Co 2 LLC, Series 2025 1A 6.200 09/15/55 1,009,169
500,000 (a) MetroNet Infrastructure Issuer LLC, Series 2025 2A 7.830 08/20/55 507,646
1,525,000 (a),(c) Mosaic Solar Loan Trust 2019-2, Series 2019 2A 0.000 09/20/40 500,658
1,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 34 Ltd, Series 2019
34A, (TSFR3M + 5.000%)
8.884 07/20/39 1,005,898
650,000 (a),(b) Neuberger Berman Loan Advisers CLO 40 Ltd, Series 2021
40A, (TSFR3M + 5.150%)
9.250 10/16/37 653,549
1,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 40 Ltd, Series 2021
40A, (TSFR3M + 2.800%)
6.900 10/16/37 1,004,846
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 47 Ltd, Series 2022
47A, (TSFR3M + 2.800%)
7.005 04/16/35 500,893
1,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 48 Ltd, Series 2022
48A, (TSFR3M + 2.700%)
7.018 04/25/36 1,003,832
1,000,000 (a),(b) OHA Loan Funding 2013-1 Ltd, Series 2013 1A, (TSFR3M +
3.300%)
7.160 04/23/37 1,005,605
500,000 (a) Oportun Issuance Trust 2024-2, Series 2024 2 10.470 02/09/32 514,193
1,000,000 (a) Oportun Issuance Trust 2025-B, Series 2025 B 9.400 05/09/33 1,007,731
500,000 (a),(b) Palmer Square CLO 2021-4 Ltd, Series 2021 4A, (TSFR3M +
5.750%)
9.655 07/15/38 502,477
1,000,000 (a),(b) REESE PARK CLO LTD, Series 2020 1A, (TSFR3M + 6.000%) 9.905 01/15/38 988,149
633,764 (a) Sierra Timeshare 2025-1 Receivables Funding LLC, Series 2025
1A
6.860 01/21/42 639,704
750,000 (a),(b) Thayer Park CLO Ltd, Series 2017 1A, (TSFR3M + 9.132%) 1.000 04/20/34 678,307
1,000,000 (a) Uniti Fiber Abs Issuer LLC, Series 2025 1A 9.018 04/20/55 1,040,633
1,000,000 (a) Zayo Issuer LLC, Series 2025 1A 8.659 03/20/55 1,036,206
TOTAL ASSET-BACKED SECURITIES
(Cost $32,343,674) 31,971,625

Portfolio of Investments November 30, 2025
(continued)
Credit Income

SHARES DESCRIPTION VALUE
75143 COMMON STOCKS - 0.0% 75143
TELECOMMUNICATION SERVICES - 0.0%
4,163 (e) Altice France Lux 3 75,054
TOTAL TELECOMMUNICATION SERVICES 75,054
TRANSPORTATION - 0.0%
8,907 (c),(e) Jack Cooper Enterprises Inc 89
TOTAL TRANSPORTATION 89
TOTAL COMMON STOCKS
(Cost $70,505) 75,143
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
173508630 CORPORATE BONDS - 56.7% (f) 173508630
AUTOMOBILES & COMPONENTS - 1.6%
$ 1,750,000 (a) Dealer Tire LLC / DT Issuer LLC 8 .000 02/01/28 $ 1,733,402
730,000 (a),(g) Dornoch Debt Merger Sub Inc 6.625 10/15/29 614,565
575,000 (h),(i) General Motors Financial Co Inc 5.750 N/A 567,831
525,000 (a) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6.375 05/15/29 524,769
430,000 (a) IHO Verwaltungs GmbH 8.000 11/15/32 447,960
200,000 (a) Nemak SAB de CV 3.625 06/28/31 171,886
525,000 (a) Phinia Inc 6.625 10/15/32 543,514
250,000 (a) ZF North America Capital Inc 7.500 03/24/31 247,361
TOTAL AUTOMOBILES & COMPONENTS 4,851,288
BANKS - 2.5%
400,000 (h),(j) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 445,000
500,000 (a),(j) Banco Davivienda SA 8.125 07/02/35 515,000
400,000 (a) Banco do Brasil SA/Cayman 6.000 03/18/31 412,587
200,000 (a),(h),(j) Banco Mercantil del Norte SA/Grand Cayman 6.625 N/A 195,229
300,000 (a),(j) Bank Hapoalim BM, Reg S 3.255 01/21/32 293,267
200,000 (a),(i) Banque Ouest Africaine de Developpement 8.200 02/13/55 202,744
500,000 (h),(j) Barclays PLC 8.000 N/A 528,807
400,000 (a),(j) BBVA Mexico SA Institucion De Banca Multiple Grupo
Financiero BBVA Mexico/TX
7.625 02/11/35 419,269
750,000 (a),(h),(j) BNP Paribas SA 7.450 N/A 781,966
200,000 (a) Caixa Economica Federal 5.625 05/13/30 202,670
1,000,000 (i) Canadian Imperial Bank of Commerce 6.950 01/28/85 1,019,232
1,000,000 (a),(h),(j) Credit Agricole SA 7.125 N/A 1,033,748
750,000 (g),(h),(j) Lloyds Banking Group PLC 6 .750 N/A 773,420
300,000 (a),(h),(i) NBK Tier 1 Ltd 6.375 N/A 307,050
200,000 (a),(i) Turkiye Garanti Bankasi AS 8.125 01/03/35 207,094
200,000 (a) Yapi ve Kredi Bankasi AS 7.250 03/03/30 207,001
TOTAL BANKS 7,544,084
CAPITAL GOODS - 2.9%
1,020,000 (a) Albion Financing 1 SARL / Aggreko Holdings Inc 7.000 05/21/30 1,060,243
410,000 (a) AmeriTex HoldCo Intermediate LLC 7.625 08/15/33 430,743
380,000 (a) Builders FirstSource Inc 6.375 03/01/34 395,245
500,000 (a) Camelot Return Merger Sub Inc 8.750 08/01/28 418,125
300,000 (a) Cornerstone Building Brands Inc 9.500 08/15/29 240,889
200,000 (a) CP Atlas Buyer Inc, (cash 12.750%, PIK 5.750%) 12.750 01/15/31 185,250
590,000 (a) Goat Holdco LLC 6.750 02/01/32 605,104
255,000 (a) Herc Holdings Inc 7.000 06/15/30 267,682
595,000 (a) Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC 9.000 02/15/29 626,238
500,000 (a),(g) IHS Holding Ltd 8.250 11/29/31 518,445
300,000 (a) IRB Infrastructure Developers Ltd 7.110 03/11/32 309,899
440,000 (a) Masterbrand Inc 7.000 07/15/32 453,928
680,000 (a) New Flyer Holdings Inc 9.250 07/01/30 728,292
400,000 (a) Quikrete Holdings Inc 6.375 03/01/32 415,358
400,000 (a) Standard Building Solutions Inc 6.500 08/15/32 412,658
350,000 (a) Terex Corp 6.250 10/15/32 357,337
500,000 (a) TransDigm Inc 6.000 01/15/33 511,252
400,000 (a) TransDigm Inc 6.375 05/31/33 409,998
450,000 (a) TransDigm Inc 6.875 12/15/30 469,118
TOTAL CAPITAL GOODS 8,815,804

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
$ 635,000 (a) Allied Universal Holdco LLC 7.875 02/15/31 $ 668,564
600,000 (a) AMN Healthcare Inc 6.500 01/15/31 601,720
270,000 (a) ASGN Inc 4.625 05/15/28 264,523
600,000 (a) Bidvest Group UK PLC/The 6.200 09/17/32 608,115
415,000 (a) CACI International Inc 6.375 06/15/33 432,639
300,000 (a) Garda World Security Corp 8.250 08/01/32 306,665
500,000 (a) Garda World Security Corp 8.375 11/15/32 512,615
505,000 (a) Neptune Bidco US Inc 9.290 04/15/29 502,699
1,020,000 (a) RR Donnelley & Sons Co 9.500 08/01/29 1,048,580
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,946,120
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.1%
900,000 (a) Cougar JV Subsidiary LLC 8.000 05/15/32 961,229
550,000 (a) Kohl's Corp 10.000 06/01/30 601,786
750,000 (a),(g) LBM Acquisition LLC 6.250 01/15/29 670,889
445,000 (a) LCM Investments Holdings II LLC 8.250 08/01/31 469,496
800,000 (a) Michaels Cos Inc/The 5.250 05/01/28 753,814
250,000 (a),(g) Michaels Cos Inc/The 7.875 05/01/29 226,939
325,000 (a) Park River Holdings Inc 8.000 03/15/31 335,742
625,000 (a) PetSmart Inc / PetSmart Finance Corp 10.000 09/15/33 639,076
400,000 (a) QXO Building Products Inc 6.750 04/30/32 417,726
1,200,000 (a) Veritiv Operating Co 10.500 11/30/30 1,289,680
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 6,366,377
CONSUMER DURABLES & APPAREL - 1.0%
900,000 (a) Beach Acquisition Bidco LLC 10.000 07/15/33 973,932
305,000 (a) CD&R Smokey Buyer Inc / Radio Systems Corp 9.500 10/15/29 206,423
830,000 (a) Champ Acquisition Corp 8.375 12/01/31 882,807
180,000 Newell Brands Inc 7.000 04/01/46 148,077
600,000 (a) Newell Brands Inc 8.500 06/01/28 624,585
200,000 (a) S&S Holdings LLC 8.375 10/01/31 188,144
140,000 (a) TopBuild Corp 5.625 01/31/34 141,911
TOTAL CONSUMER DURABLES & APPAREL 3,165,879
CONSUMER SERVICES - 2.8%
300,000 (a) Caesars Entertainment Inc 7.000 02/15/30 310,561
435,000 (a) Carnival Corp 5.750 08/01/32 445,924
500,000 (a) Churchill Downs Inc 5.750 04/01/30 503,872
600,000 Fortune Star BVI Ltd, Reg S 6.800 09/09/29 590,935
200,000 Fortune Star BVI Ltd, Reg S 8.500 05/19/28 205,113
600,000 (a) Life Time Inc 6.000 11/15/31 611,870
375,000 (a) Light & Wonder International Inc 6.250 10/01/33 377,304
595,000 (a) Marriott Ownership Resorts Inc 6.500 10/01/33 565,649
200,000 (a) Merlin Entertainments Group US Holdings Inc 7.375 02/15/31 168,450
300,000 MGM Resorts International 6.125 09/15/29 306,679
400,000 (a),(g) Motion Bondco DAC 6.625 11/15/27 383,961
400,000 (a) Muvico LLC 15.000 02/19/29 435,133
500,000 (a) NCL Corp Ltd 6.750 02/01/32 507,450
345,000 (a) NCL Corp Ltd 5.875 01/15/31 340,463
300,000 (a) Studio City Finance Ltd 5.000 01/15/29 284,094
525,000 (a) Travel + Leisure Co 6.125 09/01/33 533,284
500,000 (a) Viking Ocean Cruises Ship VII Ltd 5.625 02/15/29 500,139
500,000 (a) Voyager Parent LLC 9.250 07/01/32 529,827
300,000 (a) Wynn Macau Ltd 5.625 08/26/28 298,183
750,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.250 03/15/33 766,913
TOTAL CONSUMER SERVICES 8,665,804
ENERGY - 8.1%
565,000 (a) Antero Midstream Partners LP / Antero Midstream Finance
Corp
5.750 10/15/33 567,793
400,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 411,890
600,000 (a) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625 07/15/33 611,517
500,000 (a) Azule Energy Finance Plc 8.125 01/23/30 501,648
450,000 (a),(g) Baytex Energy Corp 7.375 03/15/32 457,158
186,660 (a) Borr IHC Ltd / Borr Finance LLC 10.000 11/15/28 186,097

Portfolio of Investments November 30, 2025
(continued)
Credit Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
300,000 (a) Breakwater Energy Holdings Sarl 9.250% 11/15/30 $ 310,728
300,000 Buckeye Partners LP 5.850 11/15/43 283,886
300,000 (a) Chord Energy Corp 6.750 03/15/33 309,676
560,000 (a) Chord Energy Corp 6.000 10/01/30 564,642
500,000 (a) CITGO Petroleum Corp 8.375 01/15/29 520,973
380,000 (a) Civitas Resources Inc 8.625 11/01/30 398,072
650,000 (a) CNX Resources Corp 7.250 03/01/32 677,851
300,000 (a) Cosan Luxembourg SA 7.250 06/27/31 310,653
545,000 (a) CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500 06/15/31 540,554
520,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625 03/15/29 545,041
655,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375 06/30/33 671,027
200,000 Ecopetrol SA 7.750 02/01/32 205,226
875,000 (i) Enbridge Inc 8.500 01/15/84 1,003,862
600,000 (h),(i) Energy Transfer LP 7.125 N/A 616,250
400,000 Global Partners LP / GLP Finance Corp 6.875 01/15/29 404,841
850,000 (a) Global Partners LP / GLP Finance Corp 8.250 01/15/32 891,240
500,000 (a) Gran Tierra Energy Inc 9.500 10/15/29 368,528
465,000 (a) Harvest Midstream I LP 7.500 05/15/32 483,195
300,000 (a) Indika Energy Tbk PT 8.750 05/07/29 299,562
415,000 (a) Kodiak Gas Services LLC 6.500 10/01/33 423,322
300,000 (a) Kosmos Energy Ltd 7.750 05/01/27 265,500
400,000 (a) Matador Resources Co 6.250 04/15/33 399,462
645,000 (a) Noble Finance II LLC 8.000 04/15/30 670,078
550,000 (a) PBF Holding Co LLC / PBF Finance Corp 7.875 09/15/30 541,703
700,000 PBF Holding Co LLC / PBF Finance Corp 6.000 02/15/28 692,449
300,000 (g) Petrobras Global Finance BV 6.250 01/10/36 294,525
600,000 (a) Raizen Fuels Finance SA 6.700 02/25/37 514,500
355,000 (a) Rockies Express Pipeline LLC 6.750 03/15/33 372,461
325,000 (a) SIERRACOL EN AND/ARA/DEV 9.000 11/14/30 318,906
1,010,000 (i) South Bow Canadian Infrastructure Holdings Ltd 7.625 03/01/55 1,046,599
1,070,000 (a),(h),(i) Sunoco LP 7.875 N/A 1,088,725
600,000 (a) Sunoco LP 6.250 07/01/33 616,274
500,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.000 09/01/31 494,173
200,000 (a) TransMontaigne Partners LLC 8.500 06/15/30 204,493
267,539 (a) Transocean Aquila Ltd 8.000 09/30/28 274,609
350,000 (a) Transocean International Ltd 8.250 05/15/29 356,026
230,000 (a) Transocean International Ltd 7.875 10/15/32 239,754
600,000 (a) Transportadora de Gas del Sur SA 7.750 11/20/35 589,980
800,000 (a),(h),(i) Venture Global LNG Inc 9.000 N/A 681,028
500,000 (a) Venture Global LNG Inc 9.875 02/01/32 520,566
500,000 (a) Venture Global LNG Inc 8.375 06/01/31 501,235
410,000 (a) Venture Global Plaquemines LNG LLC 6.500 01/15/34 424,064
680,000 (a) Weatherford International Ltd 6.750 10/15/33 695,969
200,000 (a) YPF SA 8.750 09/11/31 204,509
200,000 (a) YPF SA 8.250 01/17/34 201,210
TOTAL ENERGY 24,774,030
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
715,000 (a) Diversified Healthcare Trust 7.250 10/15/30 726,805
900,000 (a) Iron Mountain Inc 6.250 01/15/33 920,235
695,000 (a) Millrose Properties Inc 6.375 08/01/30 708,989
600,000 (a) Millrose Properties Inc 6.250 09/15/32 606,777
728,000 (g) MPT Operating Partnership LP / MPT Finance Corp 5.000 10/15/27 703,575
400,000 MPT Operating Partnership LP / MPT Finance Corp 3.500 03/15/31 293,259
620,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 655,206
500,000 (a) Office Properties Income Trust 9.000 03/31/29 512,196
300,000 (a) RHP Hotel Properties LP / RHP Finance Corp 6.500 04/01/32 310,922
180,000 (a) RHP Hotel Properties LP / RHP Finance Corp 6.500 06/15/33 187,050
605,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6.500 02/15/29 574,244
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 6,199,258

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 5.4%
350,000 (i) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950% 03/10/55 $ 367,051
320,000 (a) Azorra Finance Ltd 7.250 01/15/31 334,020
600,000 (a) Azorra Finance Ltd 7.750 04/15/30 633,377
350,000 (a) Burford Capital Global Finance LLC 6.250 04/15/28 348,947
612,842 (a) Compass Group Diversified Holdings LLC 5.250 04/15/29 572,632
EUR 600,000 (h),(j) Deutsche Bank AG, Reg S 7.125 N/A 734,039
600,000 (h),(j) Deutsche Bank AG, Reg S 8.130 N/A 637,828
935,000 (a) Encore Capital Group Inc 6.625 04/15/31 934,713
750,000 (a) Encore Capital Group Inc 8.500 05/15/30 798,204
600,000 (a) Freedom Mortgage Holdings LLC 8.375 04/01/32 630,258
450,000 (a) Freedom Mortgage Holdings LLC 7.875 04/01/33 465,047
321,000 (i) HA Sustainable Infrastructure Capital Inc 8.000 06/01/56 327,076
75,000 (a) HAT Holdings I LLC / HAT Holdings II LLC 3.375 06/15/26 74,428
640,000 (a) Hunt Cos Inc 5.250 04/15/29 625,088
950,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250 05/15/27 937,791
200,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375 02/01/29 174,200
400,000 (a) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10.000 11/15/29 402,250
615,000 (a) Jane Street Group / JSG Finance Inc 6.125 11/01/32 625,631
200,000 (a) Muthoot Finance Ltd 6.375 04/23/29 201,689
255,000 OneMain Finance Corp 6.125 05/15/30 259,100
640,000 OneMain Finance Corp 5 .375 11/15/29 637,907
475,000 OneMain Finance Corp 6.500 03/15/33 477,299
350,000 (a) Osaic Holdings Inc 6.750 08/01/32 362,496
280,000 (a) PennyMac Financial Services Inc 6.875 05/15/32 292,304
700,000 (a) PennyMac Financial Services Inc 7.875 12/15/29 746,613
85,000 (a) Rocket Cos Inc 6.375 08/01/33 89,009
300,000 (a) Sammaan Capital Ltd 8.950 08/28/28 309,075
430,000 (a) Starwood Property Trust Inc 6.500 10/15/30 448,238
315,000 (a) Starwood Property Trust Inc 6.000 04/15/30 324,260
1,390,000 (a) Stonex Escrow Issuer LLC 6.875 07/15/32 1,438,795
800,000 (a),(h),(j) UBS Group AG 9.250 N/A 937,350
465,000 (a) WEX Inc 6.500 03/15/33 474,261
TOTAL FINANCIAL SERVICES 16,620,976
FOOD, BEVERAGE & TOBACCO - 1.2%
615,000 (a) Arcor SAIC 7.600 07/31/33 625,455
300,000 (a) B&G Foods Inc 8.000 09/15/28 297,617
365,000 (a),(g) Fiesta Purchaser Inc 9.625 09/15/32 390,910
400,000 (a) Grupo Nutresa SA 8.000 05/12/30 427,037
400,000 (a) MARB BondCo PLC 3.950 01/29/31 361,026
300,000 (a) Minerva Luxembourg SA 8.875 09/13/33 328,402
600,000 (a) Post Holdings Inc 6.375 03/01/33 607,300
600,000 (a) Viking Baked Goods Acquisition Corp 8.625 11/01/31 606,218
TOTAL FOOD, BEVERAGE & TOBACCO 3,643,965
HEALTH CARE EQUIPMENT & SERVICES - 3.2%
705,000 (a) CHS/Community Health Systems Inc 10.875 01/15/32 761,488
555,000 (a) DaVita Inc 6.875 09/01/32 577,493
450,000 (a) DaVita Inc 4.625 06/01/30 436,472
800,000 (i) DENTSPLY SIRONA Inc 8.375 09/12/55 755,781
520,000 (a),(g) Embecta Corp 5.000 02/15/30 495,618
745,000 (a) Global Medical Response Inc 7 .375 10/01/32 784,932
200,000 (a) LifePoint Health Inc 11.000 10/15/30 220,169
400,000 (a),(g) LifePoint Health Inc 5.375 01/15/29 389,914
650,000 (a) Molina Healthcare Inc 6.250 01/15/33 651,474
500,000 (a) Molina Healthcare Inc 3.875 11/15/30 461,924
290,000 (a) Molina Healthcare Inc 6.500 02/15/31 296,239
595,000 (a) Prime Healthcare Services Inc 9.375 09/01/29 630,819
622,007 (a) Radiology Partners Inc, (cash 9.781%, PIK 9.781%) 9.781 02/15/30 601,792
945,000 (a) Radiology Partners Inc 8.500 07/15/32 981,619
560,000 (a) Star Parent Inc 9.000 10/01/30 600,152
615,000 (a) Team Health Holdings Inc 8.375 06/30/28 620,158
225,000 (a) Tenet Healthcare Corp 6.000 11/15/33 232,319

Portfolio of Investments November 30, 2025
(continued)
Credit Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
300,000 (a) US Acute Care Solutions LLC 9.750% 05/15/29 $ 304,763
TOTAL HEALTH CARE EQUIPMENT & SERVICES 9,803,126
INSURANCE - 2.4%
800,000 (a) Acrisure LLC / Acrisure Finance Inc 7.500 11/06/30 830,709
510,000 (a) Acrisure LLC / Acrisure Finance Inc 6.750 07/01/32 522,382
300,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750 04/15/28 305,477
840,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.500 10/01/31 864,121
1,355,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7.875 11/01/29 1,366,382
960,000 (a) Ardonagh Finco Ltd 7.750 02/15/31 1,003,688
485,000 (a),(i) Enstar Group Ltd 7.500 04/01/45 505,218
420,000 (a) HUB International Ltd 5.625 12/01/29 419,996
250,000 (a),(b) MEADOWS LTD (3-Month U.S. Treasury Bill + 7.500%) 11.362 12/07/29 249,975
650,000 (a) Panther Escrow Issuer LLC 7.125 06/01/31 672,111
500,000 (a),(b) Residential Reinsurance 2025 Ltd (3-Month U.S. Treasury Bill +
5.750%)
4.783 06/06/29 516,500
TOTAL INSURANCE 7,256,559
MATERIALS - 3.9%
385,000 (a),(d) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
6.250 01/30/31 391,690
200,000 (a) Braskem Netherlands Finance BV 4.500 01/10/28 78,260
525,000 Celanese US Holdings LLC 7.050 11/15/30 544,209
200,000 (a),(h),(i) Cemex SAB de CV 7.200 N/A 207,250
300,000 (a) Cleveland-Cliffs Inc 6.875 11/01/29 308,656
425,000 (a) Clydesdale Acquisition Holdings Inc 8.750 04/15/30 425,667
435,000 (a) Clydesdale Acquisition Holdings Inc 6.625 04/15/29 440,162
1,065,000 (a) Commercial Metals Co 6.000 12/15/35 1,084,887
500,000 (a) Compass Minerals International Inc 8.000 07/01/30 520,528
330,000 (a) Crown Americas LLC 5.875 06/01/33 337,835
1,000,000 (i) FMC Corp 8.450 11/01/55 778,253
224,000 (a) Fortescue Treasury Pty Ltd 4.375 04/01/31 216,068
300,000 (a),(i) Inversiones CMPC SA 6.700 12/09/57 299,400
400,000 (a) LD Celulose International GmbH 7.950 01/26/32 419,581
200,000 (a) Limak Cimento Sanayi ve Ticaret AS 9.750 07/25/29 201,332
420,000 (a) Methanex US Operations Inc 6.250 03/15/32 431,239
320,000 (a),(g) Mineral Resources Ltd 7.000 04/01/31 332,600
100,000 (a) Mineral Resources Ltd 9.250 10/01/28 104,999
200,000 (a) Mineral Resources Ltd 8.000 11/01/27 204,459
230,000 (a) OCP SA 6.700 03/01/36 245,456
720,000 (a) Olin Corp 6.625 04/01/33 715,191
400,000 (a) Orbia Advance Corp SAB de CV 6.800 05/13/30 398,928
705,000 (a) Qnity Electronics Inc 6.250 08/15/33 730,614
200,000 (a) Sasol Financing USA LLC 8.750 05/03/29 203,364
105,000 (a) Solstice Advanced Materials Inc 5.625 09/30/33 105,575
250,000 (a) Trivium Packaging Finance BV 8.250 07/15/30 263,198
200,000 UPL Corp Ltd, Reg S 4.625 06/16/30 185,556
300,000 (a),(g) Volcan Cia Minera SAA 8.500 10/28/32 304,875
600,000 (a) WR Grace Holdings LLC 6.625 08/15/32 595,585
900,000 (a) WR Grace Holdings LLC 5.625 08/15/29 847,250
TOTAL MATERIALS 11,922,667
MEDIA & ENTERTAINMENT - 3.2%
475,000 (a) Advantage Sales & Marketing Inc 6.500 11/15/28 402,563
525,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.750 02/01/32 482,388
150,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.500 08/15/30 140,354
600,000 CCO Holdings LLC / CCO Holdings Capital Corp, Reg S 4.250 02/01/31 552,739
275,000 (a) Clear Channel Outdoor Holdings Inc 7.750 04/15/28 275,080
510,000 (a) Directv Financing LLC 8.875 02/01/30 504,466
246,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875 08/15/27 246,073
250,000 DISH DBS Corp 5.125 06/01/29 211,592
250,000 (a) DISH DBS Corp 5.250 12/01/26 244,233
400,000 (a) Gray Media Inc 7.250 08/15/33 400,692
500,000 Grupo Televisa SAB 5.250 05/24/49 352,729

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
210,000 (a) iHeartCommunications Inc 4.750% 01/15/28 $ 190,050
285,000 (a) LCPR Senior Secured Financing DAC 6.750 10/15/27 192,731
475,000 (a) Match Group Holdings II LLC 4.125 08/01/30 449,842
580,000 (a) McGraw-Hill Education Inc 7.375 09/01/31 601,415
410,000 (a) Neptune Bidco US Inc 10.375 05/15/31 414,525
420,000 (a) Outfront Media Capital LLC / Outfront Media Capital Corp 4.250 01/15/29 408,065
500,000 (a) Scripps Escrow II Inc 3.875 01/15/29 465,307
400,000 (a) Sirius XM Radio LLC 4.125 07/01/30 378,746
405,000 (a) Univision Communications Inc 7 .375 06/30/30 410,846
500,000 (a) Univision Communications Inc 8.000 08/15/28 515,992
200,000 (a) Univision Communications Inc 8.500 07/31/31 206,899
325,000 (a) Univision Communications Inc 9.375 08/01/32 345,008
500,000 Warnermedia Holdings Inc 4.054 03/15/29 484,996
465,000 Warnermedia Holdings Inc 5.141 03/15/52 347,820
500,000 (g) Warnermedia Holdings Inc 4.279 03/15/32 456,875
TOTAL MEDIA & ENTERTAINMENT 9,682,026
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
800,000 (a) 1261229 BC Ltd 10.000 04/15/32 827,052
800,000 (a) Bausch Health Americas Inc 8.500 01/31/27 796,591
300,000 (a) Bausch Health Cos Inc 5.250 02/15/31 202,500
300,000 (a) Bausch Health Cos Inc 4.875 06/01/28 271,499
325,000 (a) Bausch Health Cos Inc 11.000 09/30/28 339,712
600,000 (a) Charles River Laboratories International Inc 4.000 03/15/31 567,587
400,000 (a),(d) GENMAB A/S/GENMAB FIN 7.250 12/15/33 418,915
300,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125 04/30/28 292,370
800,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125 04/30/31 669,964
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4,386,190
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
904,000 (a) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7.000 04/15/30 907,827
300,000 (a) Arabian Centres Sukuk II Ltd 5 .625 10/07/26 299,250
200,000 (a) Corp Inmobiliaria Vesta SAB de CV 5.500 01/30/33 201,410
100,000 (a) Cushman & Wakefield US Borrower LLC 8.875 09/01/31 107,217
375,000 Kennedy-Wilson Inc 4.750 03/01/29 362,324
535,000 (g) Kennedy-Wilson Inc 5.000 03/01/31 513,306
300,000 (a) Permian Resources Operating LLC 6.250 02/01/33 307,477
192,060 (a) Sorik Marapi Geothermal Power PT 7.750 08/05/31 196,006
450,000 (a),(g) Sotheby's/Bidfair Holdings Inc 5.875 06/01/29 423,246
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 3,318,063
SOFTWARE & SERVICES - 1.0%
905,000 (a) Amentum Holdings Inc 7.250 08/01/32 949,940
500,000 (a) Cloud Software Group Inc 6.500 03/31/29 504,016
500,000 (a) Cloud Software Group Inc 8.250 06/30/32 526,699
250,000 (a) CoreWeave Inc 9.000 02/01/31 226,223
230,000 (a) Fair Isaac Corp 6.000 05/15/33 236,405
500,000 (a) McAfee Corp 7.375 02/15/30 436,281
190,000 (a) Rocket Software Inc 6.500 02/15/29 185,005
TOTAL SOFTWARE & SERVICES 3,064,569
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
220,000 (a) Imola Merger Corp 4.750 05/15/29 217,304
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 217,304
TELECOMMUNICATION SERVICES - 4.2%
308,040 (a) Altice France Lux 3 / Altice Holdings 1 9.500 11/01/29 316,145
1,000,452 (a) Altice France SA 6.500 04/15/32 973,369
360,000 (a) CIPHER COMPUTE LLC 7.125 11/15/30 365,738
650,000 EchoStar Corp 10.750 11/30/29 716,625
1,061,741 EchoStar Corp, (cash 6.750%, PIK 6.750%) 6.750 11/30/30 1,102,660
480,000 (a) Level 3 Financing Inc 6.875 06/30/33 488,826
995,000 (a) Level 3 Financing Inc 7.000 03/31/34 1,019,119
800,000 (a) Lumen Technologies Inc 10.000 10/15/32 805,880
400,000 (a) Lumen Technologies Inc 4.500 01/15/29 370,680
468,000 (i) Rogers Communications Inc 7.125 04/15/55 495,404

Portfolio of Investments November 30, 2025
(continued)
Credit Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES (continued)
1,016,000 (a) Telesat Canada / Telesat LLC 5.625% 12/06/26 $ 736,600
200,000 (a) Turkcell Iletisim Hizmetleri AS 7.650 01/24/32 211,680
600,000 (a) Virgin Media Secured Finance PLC 4.500 08/15/30 559,431
800,000 (a) Vmed O2 UK Financing I PLC 6.750 01/15/33 796,692
320,000 (a) Windstream Services LLC 7.500 10/15/33 325,658
610,000 (a) Windstream Services LLC / Windstream Escrow Finance Corp 8.250 10/01/31 633,326
2,645,974 (a) Zayo Group Holdings Inc 9.250 03/09/30 2,438,001
693,137 (a) Zayo Group Holdings Inc 13.750 09/09/30 616,892
TOTAL TELECOMMUNICATION SERVICES 12,972,726
TRANSPORTATION - 0.8%
231,000 (a) Allegiant Travel Co 7.250 08/15/27 233,912
200,000 (a) Corp Quiport SA 9.000 12/15/37 210,880
100,000 (a) Genesee & Wyoming Inc 6.250 04/15/32 102,827
400,000 (a),(g) Grupo Aeromexico SAB de CV 8.625 11/15/31 399,896
600,000 (a) Rand Parent LLC 8.500 02/15/30 619,138
250,000 (a) Stonepeak Nile Parent LLC 7.250 03/15/32 264,222
476,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500 06/01/28 492,971
TOTAL TRANSPORTATION 2,323,846
UTILITIES - 4.2%
1,000,000 (i) AES Corp/The 6.950 07/15/55 975,519
555,000 (a) Alpha Generation LLC 6.250 01/15/34 555,871
794,000 (a),(i) AltaGas Ltd 7.200 10/15/54 821,472
835,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375 02/15/32 835,116
192,900 (a) Continuum Green Energy India Pvt / Co-Issuers 7.500 06/26/33 201,273
800,000 (a) ContourGlobal Power Holdings SA 6.750 02/28/30 823,000
405,000 (h),(i) Edison International 5.375 N/A 403,623
225,000 (a) Energuate Trust 2 0 6.350 09/15/35 224,020
250,000 (i) EUSHI Finance Inc 7.625 12/15/54 263,312
670,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 640,020
200,000 (a) Greenko Wind Projects Mauritius Ltd 7.250 09/27/28 201,991
305,000 (a),(h),(i) NRG Energy Inc 10.250 N/A 332,855
360,000 (a) NRG Energy Inc 6.000 02/01/33 367,631
290,000 (a) NRG Energy Inc 6.250 11/01/34 298,853
200,000 (a) Pampa Energia SA 7.950 09/10/31 204,280
$ 200,000 (a) Pampa Energia SA 7 .875 12/16/34 199,600
300,000 (a) Pattern Energy Operations LP / Pattern Energy Operations Inc 4.500 08/15/28 292,354
375,000 (i) PG&E Corp 7.375 03/15/55 387,695
200,000 (a) Saavi Energia Sarl 8.875 02/10/35 214,876
855,000 (a) Talen Energy Supply LLC 6.250 02/01/34 871,180
750,000 (a) Talen Energy Supply LLC 6.500 02/01/36 775,414
330,000 (a) TerraForm Power Operating LLC 4.750 01/15/30 317,246
200,000 (a) Trinidad Generation UnLtd 7.750 06/16/33 206,354
730,000 (a),(h),(i) Vistra Corp 8.875 N/A 811,351
595,000 (a) VoltaGrid LLC 7.375 11/01/30 593,386
500,000 (a) XPLR Infrastructure Operating Partners LP 7.250 01/15/29 512,415
340,000 (a) XPLR Infrastructure Operating Partners LP 4.500 09/15/27 334,044
290,000 (a) XPLR Infrastructure Operating Partners LP 8.625 03/15/33 303,218
TOTAL UTILITIES 12,967,969
TOTAL CORPORATE BONDS
(Cost $171,209,405) 173,508,630
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 8.2% –
1,000,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 4.500%)
8.459 06/15/35 1,005,011
1,000,000 (b) Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3.899 12/15/62 714,131
948,827 (a),(b) BLP Commercial Mortgage Trust 2024-IND2, Series 2024 IND2,
(TSFR1M + 3.689%)
8.011 03/15/41 947,804
725,000 (a),(b),(d) BX Trust, Series 2025 DELC, (TSFR1M + 3.050%) 7.007 12/15/30 729,066
1,000,000 (a),(b) BX Trust 2021-VIEW, Series 2021 VIEW, (TSFR1M + 3.714%) 8.036 06/15/36 1,000,007

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 1,000,000 (a),(b) CIP Commercial Mortgage Trust 2025-SBAY, Series 2025 SBAY,
(TSFR1M + 3.750%)
7.850% 10/15/37 $ 1,004,314
1,000,000 (a),(b) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4.767 06/10/47 465,050
900,000 (a) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 3.000 03/10/48 532,971
374,270 (b) COMM 2015-CCRE25 Mortgage Trust, Series 2015 CR25 3.768 08/10/48 362,437
1,500,000 (a),(b) Connecticut Avenue Securities Trust 2022-R01, Series 2022
R01, (SOFR30A + 6.000%)
10.072 12/25/41 1,563,655
1,500,000 (a),(b) Connecticut Avenue Securities Trust 2022-R02, Series 2022
R02, (SOFR30A + 7.650%)
12.972 01/25/42 1,591,699
2,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R06, Series 2022
R06, (SOFR30A + 10.600%)
15.334 05/25/42 2,246,723
565,000 (a),(b) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 5.900%)
9.972 07/25/43 613,291
1,000,000 (a),(b) Freddie Mac STACR REMIC Trust 2021-DNA6, Series 2021
DNA6, (SOFR30A + 7.500%)
11.572 10/25/41 1,049,331
1,250,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA1, Series 2022
DNA1, (SOFR30A + 7.100%)
11.172 01/25/42 1,321,211
450,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 4.750%)
9.106 02/25/42 469,668
1,500,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 8.500%)
13.788 02/25/42 1,616,260
2,000,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022
DNA3, (SOFR30A + 9.750%)
15.087 04/25/42 2,211,841
1,000,000 (b) GS Mortgage Securities Trust 2018-GS10, Series 2018 GS10 4.547 07/10/51 882,737
1,000,000 (a),(b) ILPT Commercial Mortgage Trust 2025-LPF2, Series 2025 LPF2 8.472 07/13/42 1,033,654
800,000 (b) JPMBB Commercial Mortgage Securities Trust 2014-C22,
Series 2014 C22
4.660 09/15/47 755,184
1,250,000 (a),(b) MFT Trust 2020-ABC, Series 2020 ABC 3.593 02/10/42 920,196
1,000,000 (a),(b) MTN Commercial Mortgage Trust 2022-LPFL, Series 2022 LPFL,
(TSFR1M + 5.285%)
9.605 03/15/39 1,000,314
903,755 (a),(b) Santander Bank Mortgage Credit-Linked Notes Series 2023-
MTG1, Series 2023 MTG1, (SOFR30A + 4.900%)
9.256 02/26/52 1,012,355
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $25,610,655) 25,048,910
SHARES DESCRIPTION RATE VALUE
2588045 PREFERRED STOCK - 0.8% 2588045
BANKS - 0.2%
27,750 Wintrust Financial Corp 7.875 728,715
TOTAL BANKS 728,715
FINANCIAL SERVICES - 0.2%
27,550 Synchrony Financial 8.250 719,330
TOTAL FINANCIAL SERVICES 719,330
INSURANCE - 0.4%
48,000 Enstar Group Ltd 7.000 1,140,000
TOTAL INSURANCE 1,140,000
TOTAL PREFERRED STOCK
(Cost $2,444,519) 2,588,045
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
11075848 SOVEREIGN DEBT - 3.6% 11075848
ANGOLA - 0.1%
200,000 (a) Angolan Government International Bond 9.244 01/15/31 197,758
TOTAL ANGOLA 197,758
ARGENTINA - 0.1%
600,000 Argentine Republic Government International Bond 4.125 07/09/35 424,710
TOTAL ARGENTINA 424,710
BAHAMAS - 0.2%
600,000 (a) Bahamas Government International Bond 8.250 06/24/36 651,912
TOTAL BAHAMAS 651,912

Portfolio of Investments November 30, 2025
(continued)
Credit Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BARBADOS - 0.1%
$ 200,000 (a) Barbados Government International Bond 8.000% 06/26/35 $ 209,588
TOTAL BARBADOS 209,588
BENIN - 0.1%
200,000 (a) Benin Government International Bond 7.960 02/13/38 203,819
TOTAL BENIN 203,819
BRAZIL - 0.1%
200,000 Brazilian Government International Bond 6.625 03/15/35 206,820
TOTAL BRAZIL 206,820
COLOMBIA - 0.1%
500,000 Colombia Government International Bond 3.250 04/22/32 424,000
TOTAL COLOMBIA 424,000
COTE D'IVOIRE - 0.1%
300,000 (a) Ivory Coast Government International Bond 6.125 06/15/33 289,797
TOTAL COTE D'IVOIRE 289,797
DOMINICAN REPUBLIC - 0.1%
200,000 (a) Dominican Republic International Bond 6.500 02/15/48 198,640
150,000 (a) Dominican Republic International Bond 6.600 06/01/36 156,570
TOTAL DOMINICAN REPUBLIC 355,210
ECUADOR - 0.1%
155,762 (a) Ecuador Government International Bond 1.000 07/31/35 131,930
311,523 Ecuador Government International Bond, Reg S 6.900 07/31/35 263,860
TOTAL ECUADOR 395,790
EGYPT - 0.2%
200,000 (a) Egypt Government International Bond 8.750 09/30/51 189,266
200,000 (a) Egypt Government International Bond 8.625 02/04/30 216,750
300,000 (a) Egyptian Financial Co for Sovereign Taskeek/The 6.375 04/07/29 303,378
TOTAL EGYPT 709,394
EL SALVADOR - 0.1%
400,000 (a) El Salvador Government International Bond 7.625 09/21/34 410,696
TOTAL EL SALVADOR 410,696
GHANA - 0.0%
200,000 (a) Ghana Government International Bond 5.000 07/03/35 177,315
TOTAL GHANA 177,315
GUATEMALA - 0.1%
300,000 (a) Guatemala Government Bond 3.700 10/07/33 266,850
TOTAL GUATEMALA 266,850
HONDURAS - 0.1%
200,000 (a) Honduras Government International Bond 5.625 06/24/30 195,424
TOTAL HONDURAS 195,424
JORDAN - 0.2%
300,000 (a) Jordan Government International Bond 5.850 07/07/30 301,011
300,000 (a) Jordan Government International Bond 5.750 11/12/32 294,691
TOTAL JORDAN 595,702
KENYA - 0.1%
200,000 (a) Republic of Kenya Government International Bond 9.500 03/05/36 202,380
TOTAL KENYA 202,380
MONGOLIA - 0.2%
200,000 (a) Mongolia Government International Bond 3.500 07/07/27 193,662
200,000 (a) Mongolia Government International Bond 6.625 02/25/30 205,398
TOTAL MONGOLIA 399,060
NIGERIA - 0.1%
200,000 (a) Nigeria Government International Bond 8.631 01/13/36 211,111
TOTAL NIGERIA 211,111
PAKISTAN - 0.1%
200,000 (a) Pakistan Government International Bond 7.375 04/08/31 196,090
TOTAL PAKISTAN 196,090

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PANAMA - 0.1%
$ 400,000 (g) Panama Government International Bond 6.875% 01/31/36 $ 428,040
TOTAL PANAMA 428,040
PARAGUAY - 0.1%
200,000 (a) Paraguay Government International Bond 6.000 02/09/36 211,477
TOTAL PARAGUAY 211,477
REPUBLIC OF SERBIA - 0.1%
300,000 (a) Serbia International Bond 2.125 12/01/30 261,792
TOTAL REPUBLIC OF SERBIA 261,792
ROMANIA - 0.2%
300,000 (a) Romanian Government International Bond 5.750 03/24/35 294,347
400,000 (a) Romanian Government International Bond 7.500 02/10/37 439,306
TOTAL ROMANIA 733,653
RWANDA - 0.1%
400,000 (a) Rwanda International Government Bond 5.500 08/09/31 365,934
TOTAL RWANDA 365,934
SENEGAL - 0.0%
300,000 (a) Senegal Government International Bond 6.250 05/23/33 184,057
TOTAL SENEGAL 184,057
SOUTH AFRICA - 0.1%
300,000 (a) Republic of South Africa Government International Bond 7.100 11/19/36 322,690
TOTAL SOUTH AFRICA 322,690
SRI LANKA - 0.1%
400,000 (a) Sri Lanka Government International Bond 3.600 06/15/35 301,929
TOTAL SRI LANKA 301,929
SURINAME - 0.1%
300,000 (a) Suriname Government International Bond 7.700 11/06/30 304,140
TOTAL SURINAME 304,140
TURKEY - 0.3%
200,000 Turkiye Government International Bond 5.950 01/15/31 201,476
200,000 Turkiye Government International Bond 7.250 05/29/32 212,436
300,000 (a) Turkiye Ihracat Kredi Bankasi AS 6.375 10/03/30 299,982
TOTAL TURKEY 713,894
UZBEKISTAN - 0.0%
200,000 (a) Republic of Uzbekistan International Bond 3.700 11/25/30 184,560
TOTAL UZBEKISTAN 184,560
ZAMBIA - 0.1%
353,530 (a) Zambia Government International Bond 5.750 06/30/33 340,256
TOTAL ZAMBIA 340,256
TOTAL SOVEREIGN DEBT
(Cost $10,552,548) 11,075,848
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
40140176 VARIABLE RATE SENIOR LOAN INTERESTS - 13.1% 40140176
AUTOMOBILES & COMPONENTS - 0.6%
1,750,000 (b) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 6.666 01/28/32 1,758,750
TOTAL AUTOMOBILES & COMPONENTS 1,758,750
CAPITAL GOODS - 2.1%
498,747 (b) Barnes Group Inc, Term Loan B, (TSFR1M + 2.750%) 6.666 01/27/32 500,617
2,520,000 (b) Centuri Group, Inc, Term Loan B, (TSFR1M + 2.250%) 6.227 07/09/32 2,537,073
500,000 (b) CP Atlas Buyer, Inc., Term Loan, (TSFR1M + 5.250%) 9.166 07/08/30 479,125
198,333 (b) QXO Inc, Term Loan B, (TSFR1M + 2.000%) 5.916 04/30/32 199,140
500,000 (b),(d) TK Elevator Midco GmbH, Term Loan B, (TBD) TBD TBD 503,542
1,750,000 (b),(k) TransDigm, Inc., Term Loan, (TSFR3M + 2.500%) 6.502 01/20/32 1,754,996
445,965 (b) Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 2.750%) 6.666 08/01/30 447,011
TOTAL CAPITAL GOODS 6,421,504

Portfolio of Investments November 30, 2025
(continued)
Credit Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
$ 3,000,000 (b) Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.250%) 7.166% 08/20/32 $ 3,015,840
500,000 (b) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6.671 03/03/32 501,782
1,750,000 (b),(d) United States, Term Loan, (TBD) TBD TBD 1,747,410
428,925 (b) WIN Waste Innovations Holdings, Inc., First Lien Term Loan,
(TSFR1M + 3.250%)
7.280 03/27/28 431,338
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,696,370
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
146,013 (b) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.500%) 6.451 06/09/31 146,670
500,000 (b) PetSmart, Inc., Term Loan B, (TSFR1M + 4.000%) 7.960 08/18/32 496,665
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 643,335
CONSUMER DURABLES & APPAREL - 0.2%
498,747 (b) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M +
TSFR3M + 3.000%)
6.919 07/31/28 500,669
TOTAL CONSUMER DURABLES & APPAREL 500,669
CONSUMER SERVICES - 0.5%
1,000,000 (b) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6.666 01/31/31 986,100
595,500 (b) GBT US III LLC, Term Loan B, (TSFR3M + 2.500%) 6.358 07/28/31 597,108
TOTAL CONSUMER SERVICES 1,583,208
FINANCIAL SERVICES - 0.4%
620,000 (b) Beach Acquisition Bidco LLC, Term Loan B, (TSFR3M + 3.250%) 7.308 09/13/32 625,038
445,000 (b) Orion US Finco Inc., First Lien Term Loan, (TSFR3M + 3.500%) 7.427 10/12/32 447,225
245,784 (b) Tiger Acquisition, LLC, Term Loan B, (TSFR1M + 2.500%) 6.451 08/23/32 246,987
TOTAL FINANCIAL SERVICES 1,319,250
FOOD, BEVERAGE & TOBACCO - 0.0%
110,470 (b) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M
+ 7.000%), (cash 11.198%, PIK 6.000%)
10.822 09/30/30 45,293
21,246 (b) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 7.000%), (cash 11.198%, PIK 3.500%)
10.822 09/30/30 18,271
TOTAL FOOD, BEVERAGE & TOBACCO 63,564
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
463,838 (b) Bausch & Lomb Corporation, Term Loan B, (TSFR1M + 4.250%) 8.166 01/15/31 467,432
997,487 (b) LifePoint Health, Inc., First Lien Term Loan B, (TSFR1M +
TSFR3M + 3.750%)
7.682 05/19/31 1,001,542
432,189 (b) Medline Borrower, LP, Term Loan B, (TSFR1M + 2.000%) 5.916 10/23/28 433,235
277,167 (b) Parexel International Corporation, Term Loan B, (TSFR1M +
2.250%)
6.166 11/15/28 278,657
496,250 (b) Zelis Payments Buyer, Inc., 5th Amendment Term Loan,
(TSFR1M + 3.250%)
7.166 11/26/31 492,618
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,673,484
INSURANCE - 1.9%
1,497,497 (b) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M +
2.500%)
6.416 09/19/31 1,499,608
250,000 (b) Asurion LLC, 2nd Lien Term Loan B3, (TSFR1M + 5.250%) 9.280 02/03/28 240,314
498,750 (b) Asurion LLC, Term Loan B13, (TSFR1M + 4.250%) 8.166 09/19/30 490,645
994,792 (b) Asurion LLC, Term Loan B9, (TSFR1M + 3.250%) 7.280 07/30/27 994,856
493,893 (b) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.750%) 6.666 06/16/31 495,849
1,500,000 (b),(d) HUB International Limited, Term Loan B, (TBD) TBD TBD 1,507,343
745,622 (b) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 2.500%)
6.416 07/31/31 747,766
TOTAL INSURANCE 5,976,381
MATERIALS - 0.5%
16,708 (b),(d),(l) Clydesdale Acquisition Holdings Inc, Delayed Draw Term Loan,
(TBD)
TBD TBD 16,626
983,292 (b),(d) Clydesdale Acquisition Holdings Inc, Term Loan B, (TBD) TBD TBD 978,469
497,475 (b) Proampac PG Borrower LLC, Term Loan, (TSFR3M + 4.000%) 7 .891 09/15/28 498,905
TOTAL MATERIALS 1,494,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.4%
$ 500,000 (b) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
10.960% 01/04/29 $ 502,395
563,684 (b) Planet US Buyer LLC, Term Loan B, (TSFR1M + TSFR3M +
3.000%)
6.869 02/10/31 567,762
125,000 (b) Virgin Media Bristol LLC, Term Loan Q, (TSFR1M + 3.250%) 7.323 01/31/29 125,106
TOTAL MEDIA & ENTERTAINMENT 1,195,263
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
221,579 (b) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M
+ 2.500%)
6.416 01/31/30 223,034
725,000 (b) Forest City Enterprises, L.P., Term Loan B, (TSFR1M + 3.500%) 7.530 12/08/25 723,793
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 946,827
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
800,000 (b),(d) Instructure Holdings, Inc., Repriced Term Loan, (TBD) TBD TBD 802,556
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 802,556
SOFTWARE & SERVICES - 2.3%
500,000 (b) Asurion LLC, Second Lien Term Loan B4, (TSFR1M + 5.250%) 9.280 01/22/29 469,930
426,780 (b) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 6.002 01/31/31 428,167
497,500 (b) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 6.822 07/30/31 496,112
400,000 (b) Clearwater Analytics, LLC, Term Loan B, (TSFR6M + 2.250%) 6.460 04/21/32 401,250
398,000 (b) Cloud Software Group, Inc., Term Loan B (2031), (TSFR3M +
3.250%)
7.252 03/24/31 397,471
172,384 (b) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 6.734 05/01/31 166,135
179,095 (b) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6.416 05/30/31 179,828
145,882 (b) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.000%) 7.006 06/27/31 145,974
430,249 (b) Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 2.500%)
6.416 01/30/32 424,559
215,229 (b) Javelin Buyer, Inc., 2nd Lien Term Loan, (TSFR3M + 5.000%) 8.822 12/06/32 215,028
497,503 (b) Javelin Buyer, Inc., Term Loan, (TSFR3M + 2.750%) 6.590 12/08/31 498,705
248,120 (b) Mitchell International, Inc., First Lien Term Loan, (TSFR1M +
3.250%)
7.166 06/17/31 249,063
1,498,741 (b),(k) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6.338 02/10/31 1,499,812
997,403 (b) Vision Solutions, Inc., Incremental Term Loan, (TSFR3M +
4.000%)
8.102 04/24/28 945,976
577,000 X Corp., Term Loan, (TSFR3M + 6.500%) 9.500 10/29/29 572,733
TOTAL SOFTWARE & SERVICES 7,090,743
TELECOMMUNICATION SERVICES - 0.4%
446,577 (b) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6.380 04/15/30 444,764
333,000 (b) Windstream Services LLC, Term Loan B, (CME Term SOFR 1
Month + 4.000%)
7.916 10/06/32 332,377
523,909 (b) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.500%) 7.530 03/11/30 498,369
TOTAL TELECOMMUNICATION SERVICES 1,275,510
UTILITIES - 0.2%
695,902 (b) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6.353 05/17/30 698,762
TOTAL UTILITIES 698,762
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $40,084,563) 40,140,176
TOTAL LONG-TERM INVESTMENTS
(Cost $282,315,869) 284,408,377
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.5%
7,788,527 (m) State Street Navigator Securities Lending Government Money
Market Portfolio
4.040 (n) 7,788,527
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $7,788,527) 7,788,527

Portfolio of Investments November 30, 2025
(continued)
Credit Income

Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  7.6%
23,125,000 REPURCHASE AGREEMENTS - 7.6% 23,125,000
$ 23,125,000 (o) Fixed Income Clearing Corporation 4.040% 12/01/25 $ 23,125,000
TOTAL REPURCHASE AGREEMENTS
(Cost $23,125,000) 23,125,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,125,000) 23,125,000
TOTAL INVESTMENTS - 103.0%
(Cost $313,229,396) 315,321,904
OTHER ASSETS & LIABILITIES, NET -  (3.0)% (9,255,884)
NET ASSETS - 100% $ 306,066,020
EUR Euro
LIBOR London Inter-Bank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR30A 30 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $211,528,864 or 67.1% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) When-issued or delayed delivery security.
(e) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(f) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(g) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $7,518,123.
(h) Perpetual security. Maturity date is not applicable.
(i) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
4.6% of Total Investments.
(j) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 2.3% of Total Investments.
(k) Portion of investment purchased on a delayed delivery basis.
(l) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(m) Investments made with cash collateral received from securities on loan.
(n) The rate shown is the one-day yield as of the end of the reporting period.
(o) Agreement with Fixed Income Clearing Corporation, 4.040% dated 11/28/25 to be repurchased at $23,132,785 on 12/1/25, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 8/15/55, valued at $23,587,572.

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 192 3/26 $ 21,007,581 $ 21,075,000 $ 67,419
Forward Foreign Currency Contracts
Currency Purchased
Notional Amount
(Local Currency) Currency Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
$ 769,905 EUR 655,000
Morgan Stanley Capital Services
LLC 1/08/26 $ 8,564
Total         $8,564
Total unrealized appreciation on forward foreign currency contracts         $8,564
Total unrealized depreciation on forward foreign currency contracts         $–
EUR Euro
Credit Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 31,020,657 $ 950,968 $ 31,971,625
Common Stocks – 75,054 89 75,143
Corporate Bonds – 173,508,630 – 173,508,630
Mortgage-Backed Securities – 25,048,910 – 25,048,910
Preferred Stock 2,588,045 – – 2,588,045
Sovereign Debt – 11,075,848 – 11,075,848
Variable Rate Senior Loan Interests – 40,140,176 – 40,140,176
Investments Purchased with Collateral from Securities
Lending 7,788,527 – – 7,788,527
Short-Term Investments:
Repurchase Agreements – 23,125,000 – 23,125,000
Investments in Derivatives:
Forward Foreign Currency Contracts* – 8,564 – 8,564
Futures Contracts* 67,419 – – 67,419
Total $ 10,443,991 $ 304,002,839 $ 951,057 $ 315,397,887
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments November 30, 2025
Strategic Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.2%
ASSET-BACKED SECURITIES - 11.0% –
$ 979,773 (a) Aaset 2021-2 Trust, Series 2021 2A 2.798% 01/15/47 $ 928,635
600,000 (a),(b) ACRE Commercial Mortgage 2021-FL4 Ltd, Series 2021 FL4,
(TSFR1M + 3.214%)
7.173 12/18/37 574,301
2,000,000 (a) Adams Outdoor Advertising LP, Series 2023 1 6.967 07/15/53 2,035,929
2,200,000 (a) Affirm Asset Securitization Trust 2024-B, Series 2024 B 5.060 09/15/29 2,201,697
1,900,000 (a) Affirm Asset Securitization Trust 2024-B, Series 2024 B 5.500 09/15/29 1,905,080
733,808 (a) Alterna Funding III LLC, Series 2024 1A 6.260 05/16/39 735,088
768,608 (a) Alterna Funding III LLC, Series 2024 1A 7.136 05/16/39 769,827
3,000,000 (a) Applebee's Funding LLC / IHOP Funding LLC 6.720 06/07/55 3,028,460
850,000 (a) Avis Budget Rental Car Funding AESOP LLC, Series 2021 1A 2.130 08/20/27 837,987
2,400,000 (a) Blue Stream Issuer LLC, Series 2024 1A 5.408 11/20/54 2,432,693
2,418,938 (a) Bojangles Issuer LLC, Series 2024 1A 6.584 11/20/54 2,448,723
3,250,000 (a) Brex Commercial Charge Card Master Trust, Series 2024 1 6.680 07/15/27 3,258,866
1,000,000 (a) Cajun Global LLC, Series 2025 2A 5.912 11/20/55 997,375
1,250,000 (a) Cars Net Lease Mortgage Notes Series 2020-1, Series 2020 1A 4.690 12/15/50 1,182,128
1,463,125 (a) Cars Net Lease Mortgage Notes Series 2020-1, Series 2020 1A 3.100 12/15/50 1,408,579
1,150,000 (a) CARS-DB4 LP, Series 2020 1A 4.520 02/15/50 1,123,272
625,872 (a) CARS-DB5 LP, Series 2021 1A 1.920 08/15/51 609,735
278,141 Carvana Auto Receivables Trust 2021-N4, Series 2021 N4 2.300 09/11/28 271,797
500,000 (a) Carvana Auto Receivables Trust 2024-N3, Series 2024 N3 4.900 12/10/30 503,897
2,240,000 (a) Centersquare Issuer LLC, Series 2024 1A 5.200 10/26/54 2,207,816
2,760,000 (a) Centersquare Issuer LLC, Series 2024 1A 5.600 10/26/54 2,710,891
674,589 (a) CF Hippolyta Issuer LLC, Series 2020 1 2.600 07/15/60 465,567
1,349,178 (a) CF Hippolyta Issuer LLC, Series 2020 1 2.280 07/15/60 947,998
2,125,000 (a),(b) CIFC Funding 2020-I Ltd, Series 2020 1A, (TSFR3M + 3.362%) 7.266 07/15/36 2,132,087
385,000 (a),(b) CIFC Funding 2020-II Ltd, Series 2020 2A, (LIBOR 3 M +
6.762%)
10.646 10/20/34 386,671
1,760,000 (a),(b) CIFC Funding 2020-II Ltd, Series 2020 2A, (TSFR3M + 3.312%) 7.196 10/20/34 1,765,752
2,410,000 (a) Cologix Data Centers US Issuer LLC, Series 2021 1A 3.300 12/26/51 2,360,440
1,500,000 (a) Compass Datacenters Issuer III LLC, Series 2025 1A 5.656 02/25/50 1,530,560
1,000,000 (a) Concord Music Royalties LLC, Series 2024 1A 5.644 10/20/74 1,007,616
2,500,000 (a) Consolidated Communications LLC/Fidium Fiber Finance
Holdco LLC, Series 2025 1A
6.000 05/20/55 2,550,090
3,000,000 (a) Crescendo Royalty Funding LP, Series 2021 1 3.567 12/20/51 2,947,293
1,000,000 (a) CyrusOne Data Centers Issuer I LLC, Series 2023 2A 5.560 11/20/48 1,008,906
1,482,776 (a) CyrusOne Data Centers Issuer I LLC, Series 2023 1A 5.450 04/20/48 1,460,846
1,152,000 (a) DB Master Finance LLC, Series 2021 1A 2.045 11/20/51 1,126,690
1,152,000 (a) DB Master Finance LLC, Series 2021 1A 2.493 11/20/51 1,087,971
1,440,000 (a) Domino's Pizza Master Issuer LLC, Series 2019 1A 3.668 10/25/49 1,390,521
972,500 (a) Domino's Pizza Master Issuer LLC, Series 2021 1A 2.662 04/25/51 926,152
1,300,000 (a),(b) Elmwood CLO 20 Ltd, Series 2022 7A, (TSFR3M + 3.650%) 7.532 01/17/37 1,307,450
1,500,000 (a),(b) Elmwood CLO 26 Ltd, Series 2024 1A, (TSFR3M + 3.600%) 7.484 04/18/37 1,508,496
3,870,000 (a) EWC Master Issuer LLC, Series 2022 1A 5.500 03/15/52 3,821,879
2,000,000 (a) Flexential Issuer LLC, Series 2025 1A 6.030 10/25/60 1,994,939
1,987,917 (a),(b) FNA 8 LLC, Series 2025 1 5.623 03/15/45 2,003,352
2,000,000 (a) Frontier Issuer LLC, Series 2023 1 6.600 08/20/53 2,023,228
1,000,000 (a) Frontier Issuer LLC, Series 2023 1 8.300 08/20/53 1,019,615
1,000,000 (a) Frontier Issuer LLC, Series 2023 1 11.500 08/20/53 1,033,812
2,000,000 (a),(b) GRACIE POINT INTERNATIONAL FUNDING 2023-2, Series
2023 2A, (SOFR90A + 5.400%)
9.756 03/01/27 2,008,415
2,857,500 (a) Hardee's Funding LLC, Series 2020 1A 3.981 12/20/50 2,758,554
1,500,000 (a) Hertz Vehicle Financing III LLC, Series 2024 2A 6.210 01/27/31 1,544,006
1,000,000 (a) Hertz Vehicle Financing III LLC, Series 2024 1A 6.120 01/25/29 1,019,906
1,000,000 (a),(c) Hertz Vehicle Financing III LLC, Series 2025 6A 0.000 05/25/32 1,000,273
6,150,000 (a) HI-FI Music IP Issuer LP, Series 2022 1A 3.939 02/01/62 6,084,343
156,365 (a) Hilton Grand Vacations Trust 2019-A, Series 2019 AA 2.840 07/25/33 155,556
1,306,000 (a) Hin Timeshare Trust, Series 2025 B 7.580 05/15/45 1,311,028
678,958 (a) Horizon Aircraft Finance II Ltd, Series 2019 1 3.721 07/15/39 665,355
520,203 (a) Horizon Aircraft Finance III Ltd, Series 2019 2 3.425 11/15/39 508,422
2,825,100 (a) Horizon Aircraft Finance IV Ltd, Series 2024 1 5.375 09/15/49 2,867,368

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
$ 1,000,000 (a) Hotwire Funding LLC, Series 2024 1A 6.672 06/20/54 $ 1,021,555
1,100,000 (a) Hotwire Funding LLC, Series 2021 1 2.658 11/20/51 1,074,893
1,194,994 (a),(d) Industrial DPR Funding Ltd, Series 2022 1A 5.380 04/15/34 1,082,378
1,444,224 (a),(d) Jonah Energy Abs I LLC, Series 2022 1 7.200 12/10/37 1,456,702
2,000,000 (a) Lmrk Issuer Co 2 LLC, Series 2025 1A 5.520 09/15/55 2,024,389
848,588 (a) Lunar 2021-1 Structured Aircraft Portfolio Notes, Series 2021 1 5.682 10/15/46 820,816
1,741,002 (a) LUNAR AIRCRAFT 2020-1 LTD, Series 2020 1A 3.376 02/15/45 1,712,505
3,994,267 (a) Lyra Music Assets Delaware LP, Series 2024 2A 5.760 12/22/64 4,056,318
119,162 (a) MAPS 2021-1 Trust, Series 2021 1A 2.521 06/15/46 114,199
2,000,000 (a),(d) Maritime Partners, LLC, Series 2025 1A 5.547 11/15/65 1,999,955
2,500,000 (a) Mission Lane Credit Card Master Trust, Series 2025 A 12.250 05/15/30 2,534,409
222,937 (a) MVW 2019-2 LLC, Series 2019 2A 2.680 10/20/38 222,029
85,690 (a) MVW 2021-1W LLC, Series 2021 1WA 1.940 01/22/41 82,341
1,000,000 (a) Oak Street Investment Grade Net Lease Fund Series 2021-1,
Series 2021 1A
4.230 01/20/51 585,476
130,950 (a) Oportun Issuance Trust 2021-C, Series 2021 C 5.570 10/08/31 129,568
230,846 (a) Oportun Issuance Trust 2021-C, Series 2021 C 3.610 10/08/31 227,972
3,330,000 (a) Oportun Issuance Trust 2025-B, Series 2025 B 6.450 05/09/33 3,321,843
45,973 (a) Sierra Timeshare 2021-1 Receivables Funding LLC, Series 2021
1A
1.790 11/20/37 45,870
1,000,000 (a) Sotheby's Artfi Master Trust, Series 2024 1A 7.910 12/22/31 1,002,822
607,663 (a) Start II LTD, Series 2019 1 5.095 03/15/44 606,483
1,485,000 (a) Subway Funding LLC, Series 2024 1A 6.028 07/30/54 1,501,895
4,000,000 (a) Summit Issuer LLC, Series 2025 1A 5.208 11/20/55 4,037,665
2,583,975 (a) Taco Bell Funding LLC, Series 2021 1A 2.294 08/25/51 2,408,442
1,500,000 (a) Uniti Fiber Abs Issuer LLC, Series 2025 1A 5.877 04/20/55 1,538,962
3,000,000 (a) VB-S1 Issuer LLC - VBTEL, Series 2022 1A 4.288 02/15/52 2,959,456
2,155,000 (a) VB-S1 Issuer LLC - VBTEL, Series 2022 1A 3.156 02/15/52 2,099,407
383,936 (a) Vivint Solar Financing V LLC, Series 2018 1A 7.370 04/30/48 374,208
1,383,384 (a) Wendy's Funding LLC, Series 2018 1A 3.884 03/15/48 1,357,969
832,390 (a) Wendy's Funding LLC, Series 2021 1A 2.370 06/15/51 776,234
813,817 (a) Willis Engine Structured Trust VI, Series 2021 A 3.104 05/15/46 769,170
842,490 (a) Willis Engine Structured Trust VII, Series 2023 A 8.000 10/15/48 865,720
1,477,823 (a) Willis Engine Structured Trust VIII, Series 2025 A 6.070 06/15/50 1,508,046
622,375 (a) Zaxbys Funding LLC, Series 2021 1A 3.238 07/30/51 586,173
4,500,000 (a) Zayo Issuer LLC, Series 2025 1A 5.648 03/20/55 4,577,580
1,500,000 (a) Zayo Issuer LLC, Series 2025 1A 8.659 03/20/55 1,554,308
TOTAL ASSET-BACKED SECURITIES
(Cost $140,774,023) 140,941,691
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
393550126 CORPORATE BONDS - 30.9% (e) 393550126
AUTOMOBILES & COMPONENTS - 0.1%
1,500,000 (a) Ford Otomotiv Sanayi AS 7.125 04/25/29 1,551,917
TOTAL AUTOMOBILES & COMPONENTS 1,551,917
BANKS - 8.2%
1,600,000 (f),(g) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 1,779,999
1,500,000 (a),(h) Banco Bradesco SA/Cayman Islands 6.500 01/22/30 1,575,285
800,000 (a),(f),(g) Banco de Credito e Inversiones SA 8.750 N/A 860,456
1,500,000 (a),(f),(g) Banco Mercantil del Norte SA/Grand Cayman 8.750 N/A 1,591,486
500,000 (a),(f),(g) Banco Mercantil del Norte SA/Grand Cayman 8.375 N/A 523,755
1,050,000 (a),(f),(g) Banco Mercantil del Norte SA/Grand Cayman 7.500 N/A 1,065,977
1,775,000 (a) Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero Santand
5.621 12/10/29 1,830,913
2,200,000 (f),(g),(h) Banco Santander SA 9.625 N/A 2,655,800
500,000 (a),(g) Bangkok Bank PCL/Hong Kong 3.466 09/23/36 456,007
1,000,000 (a),(g) Bank Hapoalim BM, Reg S 3.255 01/21/32 977,557
4,800,000 (f),(i) Bank of America Corp 6.625 N/A 4,977,811
5,000,000 (i) Bank of Montreal 7.300 11/26/84 5,312,500
3,340,000 (f),(g) Barclays PLC 8.000 N/A 3,532,431

Portfolio of Investments November 30, 2025
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
$ 1,100,000 (a),(g) BBVA Mexico SA Institucion De Banca Multiple Grupo
Financiero BBVA Mexico/TX
7.625 02/11/35 $ 1,152,990
1,000,000 (a),(g) BBVA Mexico SA Institucion De Banca Multiple Grupo
Financiero BBVA Mexico/TX
8.450 06/29/38 1,097,235
3,290,000 (a),(f),(g) BNP Paribas SA 7.450 N/A 3,430,226
3,000,000 (i) Canadian Imperial Bank of Commerce 6.950 01/28/85 3,057,696
1,945,000 Citibank NA 4.576 05/29/27 1,963,602
1,215,000 Citigroup Inc 4.503 09/11/31 1,223,521
3,685,000 (f),(i) Citigroup Inc 7.625 N/A 3,851,628
900,000 Citigroup Inc 5.174 09/11/36 918,459
1,675,000 (a) Development Bank of Kazakhstan JSC 2.950 05/06/31 1,505,899
4,600,000 (f),(i) First Citizens BancShares Inc/NC 7.000 N/A 4,658,839
375,000 (a) Grupo Aval Ltd 4.375 02/04/30 352,258
1,560,000 (f),(i) Huntington Bancshares Inc/OH 5.625 N/A 1,584,659
2,800,000 (f),(g) ING Groep NV 7.000 N/A 2,893,044
2,000,000 (a),(h) Itau Unibanco Holding SA/Cayman Island 6.000 02/27/30 2,078,240
2,000,000 (f),(i) JPMorgan Chase & Co 6.875 N/A 2,109,510
2,000,000 (f),(i) JPMorgan Chase & Co 3.650 N/A 1,981,511
2,000,000 (f),(g),(h) Lloyds Banking Group PLC 6.750 N/A 2,062,454
1,700,000 (a),(g) Mizrahi Tefahot Bank Ltd, Reg S 3.077 04/07/31 1,678,750
1,375,000 Morgan Stanley Private Bank NA 4.204 11/17/28 1,377,329
8,870,000 Morgan Stanley Private Bank NA 4.465 11/19/31 8,918,513
3,000,000 (f),(g) NatWest Group PLC 8.125 N/A 3,357,753
2,000,000 (f),(i) PNC Financial Services Group Inc/The 3.400 N/A 1,942,131
CAD 4,000,000 (i) Royal Bank of Canada 3.650 11/24/81 2,723,401
2,000,000 (i) Saudi Awwal Bank, Reg S 5.947 09/04/35 2,021,921
4,775,000 (i) SNB Funding Ltd, Reg S 6.000 06/24/35 4,904,672
CAD 4,000,000 (i) Toronto-Dominion Bank/The 3.600 10/31/81 2,717,933
2,000,000 (f),(i) Truist Financial Corp 6.669 N/A 2,003,136
1,230,000 (i) Webster Financial Corp 5.784 09/11/35 1,231,674
2,900,000 (f),(i) Wells Fargo & Co 3.900 N/A 2,886,574
1,580,000 Wells Fargo & Co 5.605 04/23/36 1,675,759
1,150,000 Wells Fargo & Co 5.150 04/23/31 1,190,991
1,440,000 (f),(i) Wells Fargo & Co 7.625 N/A 1,533,725
1,500,000 (a),(f),(g) Yapi ve Kredi Bankasi AS 8.250 N/A 1,516,992
TOTAL BANKS 104,743,002
CAPITAL GOODS - 1.3%
1,500,000 (a) Albion Financing 1 SARL / Aggreko Holdings Inc 7.000 05/21/30 1,559,181
3,890,000 Boeing Co/The 5.805 05/01/50 3,873,866
1,500,000 (a) IHS Holding Ltd 7.875 05/29/30 1,530,460
1,500,000 (a),(h) IHS Holding Ltd 8.250 11/29/31 1,555,336
2,500,000 (a) IRB Infrastructure Developers Ltd 7.110 03/11/32 2,582,493
2,475,000 Regal Rexnord Corp 6.050 04/15/28 2,561,608
1,275,000 (a) Sisecam UK PLC 8.625 05/02/32 1,321,538
1,200,000 (a) Sociedad Quimica y Minera de Chile SA 6.500 11/07/33 1,284,398
TOTAL CAPITAL GOODS 16,268,880
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
1,275,000 (a) Bidvest Group UK PLC/The 6.200 09/17/32 1,292,244
1,500,000 (a) RR Donnelley & Sons Co 9.500 08/01/29 1,542,030
1,270,000 Waste Management Inc 4.950 03/15/35 1,301,600
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,135,874
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.3%
2,000,000 (a) Kohl's Corp 10.000 06/01/30 2,188,314
1,625,000 (a) Michaels Cos Inc/The 5.250 05/01/28 1,531,186
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,719,500
CONSUMER SERVICES - 0.3%
2,000,000 (a) Arcos Dorados BV 6.375 01/29/32 2,120,700
425,000 Hyatt Hotels Corp 5.400 12/15/35 429,181
800,000 Sands China Ltd 3.250 08/08/31 732,211
TOTAL CONSUMER SERVICES 3,282,092

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.3%
$ 1,000,000 (a) CNX Resources Corp 7.250 03/01/32 $ 1,042,848
1,300,000 (a) Cosan Luxembourg SA 5.500 09/20/29 1,277,250
100,000 Ecopetrol SA 5.875 05/28/45 75,555
575,000 Ecopetrol SA 6.875 04/29/30 584,569
450,000 Ecopetrol SA 4.625 11/02/31 401,146
1,000,000 Ecopetrol SA 5.875 11/02/51 727,234
1,966,901 (a) EIG Pearl Holdings Sarl 3.545 08/31/36 1,814,932
900,000 (a) Empresa Nacional del Petroleo 3.450 09/16/31 824,232
826,000 (a) Energean Israel Finance Ltd, Reg S 5.375 03/30/28 812,325
2,470,000 (f),(i) Energy Transfer LP 7.125 N/A 2,536,897
1,700,000 (a) Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 1,495,739
1,000,000 (a) Global Partners LP / GLP Finance Corp 8.250 01/15/32 1,048,517
2,000,000 (a) Indika Energy Tbk PT 8.750 05/07/29 1,997,076
1,000,000 (a) Kodiak Gas Services LLC 6.500 10/01/33 1,020,054
500,000 (a) Medco Laurel Tree Pte Ltd 6.950 11/12/28 502,518
500,000 (a) Medco Maple Tree Pte Ltd 8.960 04/27/29 521,436
1,060,000 ONEOK Inc 5.050 11/01/34 1,054,615
2,000,000 (h) Petrobras Global Finance BV 5.125 09/10/30 1,976,900
1,950,000 (h) Petrobras Global Finance BV 6.250 01/10/36 1,914,413
200,000 (a) Petroleos del Peru SA 4.750 06/19/32 167,700
1,490,000 Petroleos Mexicanos 6.700 02/16/32 1,477,058
100,000 Petroleos Mexicanos 6.750 09/21/47 81,374
559,000 Petroleos Mexicanos 7.690 01/23/50 498,949
2,400,000 (a) Petronas Capital Ltd 5.340 04/03/35 2,515,433
560,000 (a) Petronas Capital Ltd 4.950 01/03/31 580,909
1,500,000 (a) Raizen Fuels Finance SA 5.700 01/17/35 1,234,268
1,575,000 (a) SIERRACOL EN AND/ARA/DEV 9.000 11/14/30 1,545,469
1,993,000 (i) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 2,113,812
3,570,000 (a),(f),(i) Sunoco LP 7.875 N/A 3,632,475
1,000,000 Targa Resources Corp 5.550 08/15/35 1,027,635
1,000,000 (a) Thaioil Treasury Center Co Ltd 2.500 06/18/30 908,548
1,780,000 (i) Transcanada Trust 5.500 09/15/79 1,764,594
1,750,000 (a) Transportadora de Gas del Sur SA 7.750 11/20/35 1,720,775
2,000,000 (a),(f),(i) Venture Global LNG Inc 9.000 N/A 1,702,569
TOTAL ENERGY 42,599,824
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
525,000 (a) CFE FIBRA E 5.875 09/23/40 522,958
1,440,000 (a) FIBRA Prologis 5.500 11/26/35 1,434,211
1,986,000 Healthcare Realty Holdings LP 3.750 07/01/27 1,970,407
2,990,000 Healthcare Realty Holdings LP 2.400 03/15/30 2,732,438
490,000 Healthcare Realty Holdings LP 2.050 03/15/31 426,331
2,100,000 (a) Millrose Properties Inc 6.250 09/15/32 2,123,721
1,500,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 1,585,176
4,085,000 Piedmont Operating Partnership LP 9.250 07/20/28 4,524,307
850,000 (a) Trust Fibra Uno 4.869 01/15/30 820,590
1,490,000 Ventas Realty LP 5.000 01/15/35 1,498,224
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 17,638,363
FINANCIAL SERVICES - 3.4%
1,354,000 (i) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 1,419,962
1,500,000 (a) Azorra Finance Ltd 7.750 04/15/30 1,583,442
EUR 3,000,000 (f),(g) Deutsche Bank AG, Reg S 7.125 N/A 3,670,196
2,000,000 (a) Encore Capital Group Inc 6.625 04/15/31 1,999,387
1,325,000 Global Payments Inc 4.875 11/15/30 1,328,107
1,955,000 (f),(i) Goldman Sachs Group Inc/The 7.500 N/A 2,076,755
3,000,000 (f),(i) Goldman Sachs Group Inc/The 6.850 N/A 3,111,714
1,605,000 (i) HA Sustainable Infrastructure Capital Inc 8.000 06/01/56 1,635,378
14,286 (a),(b) Hestia Re Ltd (1-Month U.S. Treasury Bill + 0.100%) 3.917 04/22/29 7,143
6,050,000 JPMorgan Chase & Co 5.103 04/22/31 6,274,387
2,005,000 JPMorgan Chase & Co 5.572 04/22/36 2,129,855
2,000,000 (f),(g) Julius Baer Group Ltd, Reg S 7.500 N/A 2,062,900
3,590,000 Morgan Stanley 5.664 04/17/36 3,811,099
2,000,000 (a) Muthoot Finance Ltd 6.375 04/23/29 2,016,894

Portfolio of Investments November 30, 2025
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 3,429,000 (f),(g) Nomura Holdings Inc 7.000 N/A $ 3,518,572
1,970,000 (f),(i) State Street Corp 6.700 N/A 2,044,558
2,060,000 (a),(f),(g) UBS Group AG 9.250 N/A 2,413,677
1,000,000 (f),(i) Voya Financial Inc 7.758 N/A 1,057,818
850,000 (a) Wynnton Funding Trust II 5.991 08/15/55 863,472
TOTAL FINANCIAL SERVICES 43,025,316
FOOD, BEVERAGE & TOBACCO - 1.3%
925,000 Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
Inc
4.900 02/01/46 871,186
1,275,000 (a) Arcor SAIC 7.600 07/31/33 1,296,675
1,200,000 (a) Cia Cervecerias Unidas SA 3.350 01/19/32 1,086,896
2,000,000 (a) Grupo Nutresa SA 8.000 05/12/30 2,135,187
465,000 Kraft Heinz Foods Co 5.200 07/15/45 433,663
1,400,000 Kraft Heinz Foods Co 3.875 05/15/27 1,394,769
915,000 Kraft Heinz Foods Co 5.500 06/01/50 869,094
2,730,000 (a),(f),(i) Land O' Lakes Inc 8.000 N/A 2,672,704
1,135,000 (a) Mars Inc 4.600 03/01/28 1,149,638
1,815,000 (a) Mars Inc 5.200 03/01/35 1,877,830
2,660,000 (a) Mars Inc 5.700 05/01/55 2,711,451
TOTAL FOOD, BEVERAGE & TOBACCO 16,499,093
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
2,500,000 (a) Auna SA 8.750 11/06/32 2,503,175
1,245,000 (c) Baxter International Inc 4.450 02/15/29 1,250,592
1,000,000 (a) CHS/Community Health Systems Inc 10.875 01/15/32 1,080,125
1,480,000 CVS Health Corp 5.050 03/25/48 1,327,878
1,350,000 CVS Health Corp 5.450 09/15/35 1,393,482
1,500,000 (a) Rede D'or Finance Sarl 6.450 09/09/35 1,539,375
1,475,000 UnitedHealth Group Inc 5.050 04/15/53 1,360,600
1,500,000 UnitedHealth Group Inc 5.500 07/15/44 1,511,782
TOTAL HEALTH CARE EQUIPMENT & SERVICES 11,967,009
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,540,000 Haleon US Capital LLC 3.625 03/24/32 1,468,407
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,468,407
INSURANCE - 1.7%
1,600,000 (a),(i) Allianz SE 6.350 09/06/53 1,721,685
2,000,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7.875 11/01/29 2,016,800
2,835,000 (i) AXIS Specialty Finance LLC 4.900 01/15/40 2,731,328
1,485,000 (i) Enstar Finance LLC 5.500 01/15/42 1,466,589
2,424,000 (a),(i) Enstar Group Ltd 7.500 04/01/45 2,525,049
1,000,000 (a),(i) Hanwha Life Insurance Co Ltd 3.379 02/04/32 983,983
2,665,000 (a) Omnis Funding Trust 6.722 05/15/55 2,813,164
595,000 (a) Protective Life Corp 4.700 01/15/31 597,446
2,900,000 (i) Prudential Financial Inc 6.500 03/15/54 3,055,179
1,000,000 (a),(b) Vitality Re XIV Ltd ( + 3.500%) 7.812 01/05/27 1,021,300
1,000,000 (a),(b) Vitality Re XV Ltd ( + 2.500%) 0.000 01/07/28 1,013,400
1,500,000 (a),(b) Vitality Re XVI Ltd (3-Month U.S. Treasury Bill + 1.750%) 6.049 01/08/29 1,500,300
TOTAL INSURANCE 21,446,223
MATERIALS - 1.7%
1,700,000 (a) Alpek SAB de CV 4.250 09/18/29 1,569,617
1,000,000 AngloGold Ashanti Holdings PLC 3.750 10/01/30 958,424
950,000 (a) Antofagasta PLC 5.625 09/09/35 974,225
1,275,000 (a),(f),(i) Cemex SAB de CV 7.200 N/A 1,321,219
1,025,000 (a) Corp Nacional del Cobre de Chile 6.440 01/26/36 1,111,826
1,750,000 (a) Corp Nacional del Cobre de Chile 6.330 01/13/35 1,867,862
1,120,000 (a) Freeport Indonesia PT 5.315 04/14/32 1,134,922
1,525,000 (a) LD Celulose International GmbH 7.950 01/26/32 1,599,652
1,025,000 (a) OCP SA 3.750 06/23/31 955,812
500,000 (a) OCP SA 6.700 03/01/36 533,599
1,500,000 (a) Olin Corp 6.625 04/01/33 1,489,982
2,000,000 (a) Sasol Financing USA LLC 8.750 05/03/29 2,033,644

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
1,500,000 Suzano Austria GmbH 3.125% 01/15/32 $ 1,341,514
1,435,000 Suzano Netherlands BV 5.500 01/15/36 1,426,031
750,000 (a),(h) Volcan Cia Minera SAA 8.500 10/28/32 762,188
2,000,000 (a) Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854 05/13/32 2,094,091
TOTAL MATERIALS 21,174,608
MEDIA & ENTERTAINMENT - 0.4%
1,000,000 Alphabet Inc 4.100 11/15/30 1,008,626
800,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6.550 06/01/34 843,709
300,000 Comcast Corp 5.650 06/01/54 287,730
1,200,000 (a) Gray Media Inc 7.250 08/15/33 1,202,076
1,215,000 Meta Platforms Inc 5.500 11/15/45 1,215,396
TOTAL MEDIA & ENTERTAINMENT 4,557,537
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
600,000 AbbVie Inc 4.950 03/15/31 623,304
1,000,000 Amgen Inc 5.650 03/02/53 1,004,669
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,627,973
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,700,000 (a) Arabian Centres Sukuk II Ltd 5.625 10/07/26 1,695,750
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,695,750
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
1,065,000 Broadcom Inc 5.200 07/15/35 1,109,020
2,000,000 Broadcom Inc 4.200 10/15/30 2,007,195
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,116,215
SOFTWARE & SERVICES - 0.2%
1,000,000 (a) Amentum Holdings Inc 7.250 08/01/32 1,049,657
1,600,000 Oracle Corp 5.875 09/26/45 1,508,666
TOTAL SOFTWARE & SERVICES 2,558,323
TELECOMMUNICATION SERVICES - 1.5%
2,860,000 AT&T Inc 3.800 12/01/57 2,031,696
1,000,000 AT&T Inc 5.400 02/15/34 1,044,418
2,000,000 (a) CIPHER COMPUTE LLC 7.125 11/15/30 2,031,880
775,000 (a) CT Trust 5.125 02/03/32 739,156
1,900,000 (a) Level 3 Financing Inc 6.875 06/30/33 1,934,935
1,000,000 (a) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 1,052,500
1,000,000 (a),(f),(i) Network i2i Ltd 3.975 N/A 994,036
2,544,000 (i) Rogers Communications Inc 7.125 04/15/55 2,692,964
1,375,000 (a) Sitios Latinoamerica SAB de CV 5.375 04/04/32 1,381,687
2,250,000 (a) Turk Telekomunikasyon AS 6.950 10/07/32 2,283,775
1,000,000 (a) Veon Midco BV 3.375 11/25/27 942,437
2,054,064 (a) Zayo Group Holdings Inc 9.250 03/09/30 1,892,615
TOTAL TELECOMMUNICATION SERVICES 19,022,099
TRANSPORTATION - 0.7%
500,000 (a) Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 441,728
1,132,826 American Airlines 2021-1 Class A Pass Through Trust2021 2021 2.875 07/11/34 1,037,782
550,000 (a) Corp Quiport SA 9.000 12/15/37 579,920
1,500,000 (a) Grupo Aeromexico SAB de CV 8.250 11/15/29 1,499,955
975,000 (a) Kingston Airport Revenue Finance Ltd 6.750 12/15/36 994,500
2,575,000 (a) Montego Bay Airport Revenue Finance Ltd 6.600 06/15/35 2,572,425
1,500,000 (a) Transnet/South Africa 8.250 02/06/28 1,588,028
TOTAL TRANSPORTATION 8,714,338
UTILITIES - 3.4%
2,900,000 (i) AES Corp/The 6.950 07/15/55 2,829,005
1,181,374 (a) Alfa Desarrollo SpA2021 1 4.550 09/27/51 965,554
1,125,000 Atmos Energy Corp 5.200 08/15/35 1,165,568
2,625,000 (a) Colbun SA 5.375 09/11/35 2,644,714
2,000,000 (a) Comision Federal de Electricidad 3.348 02/09/31 1,802,035
1,100,000 Consumers Energy Co 4.500 01/15/31 1,114,874
1,446,750 (a) Continuum Green Energy India Pvt / Co-Issuers 7.500 06/26/33 1,509,548
2,000,000 (i) Dominion Energy Inc 7.000 06/01/54 2,176,732

Portfolio of Investments November 30, 2025
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
750,000 DTE Electric Co 5.200% 03/01/34 $ 780,617
725,000 DTE Electric Co 5.850 05/15/55 762,066
1,950,000 Duke Energy Progress LLC 5.350 03/15/53 1,903,592
500,000 Duke Energy Progress LLC 5.050 03/15/35 512,270
1,685,000 (f),(i) Edison International 5.375 N/A 1,679,271
1,500,000 (f),(i) Edison International 5.000 N/A 1,490,831
800,000 (a) Empresas Publicas de Medellin ESP 4.375 02/15/31 741,459
1,550,000 (a) Energuate Trust 2 0 6.350 09/15/35 1,543,248
950,000 (a) Eskom Holdings 6.350 08/10/28 981,213
2,225,000 (i) EUSHI Finance Inc 7.625 12/15/54 2,343,479
870,000 Florida Power & Light Co 5.700 03/15/55 903,898
1,050,000 Interstate Power and Light Co 5.600 06/29/35 1,100,492
1,300,000 (a) Kallpa Generacion SA 5.500 09/11/35 1,306,500
2,500,000 (i) PG&E Corp 7.375 03/15/55 2,584,635
1,500,000 (a) ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries
4.500 07/14/28 1,439,884
1,500,000 (a) Saavi Energia Sarl 8.875 02/10/35 1,611,570
687,075 (a) Sweihan PV Power Co PJSC2022 1 3.625 01/31/49 588,314
2,250,000 (a) Talen Energy Supply LLC 6.500 02/01/36 2,326,242
529,191 (a) UEP Penonome II SA2020 1 6.500 10/01/38 472,356
1,700,000 (a),(f),(i) Vistra Corp 8.875 N/A 1,889,446
1,500,000 (a) XPLR Infrastructure Operating Partners LP 8.625 03/15/33 1,568,370
TOTAL UTILITIES 42,737,783
TOTAL CORPORATE BONDS
(Cost $388,010,388) 393,550,126
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 30.9% –
1,422,000 (b) 3650R 2021-PF1 Commercial Mortgage Trust, Series 2022 PF2 5.291 11/15/55 1,432,315
2,000,000 (a),(b) Alen 2021-ACEN Mortgage Trust, Series 2021 ACEN, (TSFR1M
+ 4.114%)
8.073 04/15/34 1,487,000
2,000,000 (a) Angel Oak Mortgage Trust, Series 2025 12 5.767 12/25/70 2,015,922
2,500,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 1.750%)
5.709 06/15/35 2,508,998
2,500,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 3.000%)
6.959 06/15/35 2,512,531
1,000,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 4.500%)
8.459 06/15/35 1,005,011
233,255 (a),(b) Arroyo Mortgage Trust 2019-3, Series 2019 3 3.416 10/25/48 225,454
3,500,000 (a),(b) BAMLL Trust 2025-ASHF, Series 2025 ASHF, (TSFR1M +
2.350%)
6.309 02/15/42 3,507,575
1,200,000 (b) BANK, Series 2017 BNK5 4.190 06/15/60 1,143,933
700,000 (b) BANK 2017-BNK8, Series 2017 BNK8 4.226 11/15/50 594,661
2,700,000 (b) BANK 2019-BNK18, Series 2019 BN18 4.214 05/15/62 2,293,985
2,000,000 (a) BANK 2019-BNK21, Series 2019 BN21 2.500 10/17/52 1,512,062
2,000,000 (b) BANK5 2024-5YR5 6.539 02/15/29 2,090,714
3,750,000 Barclays Commercial Mortgage Trust 2019-C4, Series 2019 C4 3.469 08/15/52 3,140,604
2,000,000 (b) BBCMS Mortgage Trust 2022-C16, Series 2022 C16 4.600 06/15/55 1,938,616
3,925,000 (a),(b) BBCMS Trust 2015-SRCH, Series 2015 SRCH 5.122 08/10/35 3,725,793
3,000,000 (a),(b) BBCMS Trust 2018-CBM, Series 2018 CBM, (TSFR1M + 1.488%) 6.817 07/15/37 2,869,472
3,400,000 (b) Benchmark 2018-B1 Mortgage Trust, Series 2018 B1 4.342 01/15/51 2,824,988
3,750,000 (b) Benchmark 2018-B2 Mortgage Trust, Series 2018 B2 4.434 02/15/51 2,909,877
3,000,000 (b) Benchmark 2018-B3 Mortgage Trust, Series 2018 B3 4.553 04/10/51 2,621,658
3,067,000 (b) Benchmark 2019-B10 Mortgage Trust, Series 2019 B10 4.180 03/15/62 2,814,111
3,000,000 (b) Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3.899 12/15/62 2,142,392
1,500,000 Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3.493 12/15/62 1,262,978
1,000,000 (a) Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 2.500 12/15/62 381,204
2,500,000 (b) Benchmark 2019-B15 Mortgage Trust, Series 2019 B15 3.830 12/15/72 2,017,218
4,000,000 Benchmark 2019-B15 Mortgage Trust, Series 2019 B15 3.564 12/15/72 3,386,791
1,750,000 Benchmark 2019-B9 Mortgage Trust, Series 2019 B9 4.267 03/15/52 1,671,959
3,600,000 (b) Benchmark 2019-B9 Mortgage Trust, Series 2019 B9 4.971 03/15/52 3,202,317
1,000,000 (a),(b) Benchmark 2020-IG2 Mortgage Trust, Series 2020 IG2 2.791 09/15/48 847,812

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
1,000,000 (a),(b) Benchmark 2020-IG3 Mortgage Trust, Series 2020 IG3 3.654% 09/15/48 $ 968,540
2,000,000 Benchmark Mortgage Trust Series - 2019 B12 (Class C) 3.873 08/15/52 1,642,934
1,500,000 (b) BMO 2024-C9 Mortgage Trust, Series 2024 C9 6.340 07/15/57 1,603,781
2,000,000 (a),(b) BPR 2023-STON Mortgage Trust, Series 2023 STON 7.871 12/05/39 2,093,662
3,000,000 (a),(b) BSST 2022-1700 Mortgage Trust, Series 2022 1700, (TSFR1M
+ 1.300%)
5.259 02/15/37 2,673,100
2,500,000 (a),(b) BX Commercial Mortgage Trust 2024-BRBK, Series 2024 BRBK,
(TSFR1M + 4.874%)
8.836 10/15/41 2,509,195
2,200,000 (a),(b),(c) BX Trust, Series 2025 DELC, (TSFR1M + 3.050%) 7.007 12/15/30 2,212,338
1,500,000 (a),(b) BX Trust 2023-DELC, Series 2023 DELC, (TSFR1M + 3.339%) 7.298 05/15/38 1,503,796
2,400,000 (a),(b) BX Trust 2025-OMG, Series 2025 OMG, (TSFR1M + 2.400%) 6.359 10/15/42 2,404,627
3,500,000 (b) Cantor Commercial Real Estate Lending 2019-CF1, Series 2019
CF1
4.352 05/15/52 2,985,521
705,000 (b) CD 2016-CD1 Mortgage Trust, Series 2016 CD1 3.631 08/10/49 399,903
2,000,000 (b) CD Mortgage Trust, Series 2017 CD3 3.984 02/10/50 1,332,947
47,824 (a),(b) CF 2020-P1 Mortgage Trust, Series 2020 P1 2.840 04/15/52 47,536
750,000 (a),(b) CF 2020-P1 Mortgage Trust, Series 2020 P1 3.603 04/15/52 698,078
3,500,000 (a),(b) CIP Commercial Mortgage Trust 2025-SBAY, Series 2025 SBAY,
(TSFR1M + 2.300%)
6.400 10/15/37 3,509,521
430,842 (a),(b) Citigroup Commercial Mortgage Trust 2014-GC23, Series 2014
GC23
4.753 07/10/47 415,116
1,690,000 (b) Citigroup Commercial Mortgage Trust 2015-GC29, Series 2015
GC29
4.108 04/10/48 1,497,356
1,499,449 (b) Citigroup Commercial Mortgage Trust 2015-GC29, Series 2015
GC29
3.758 04/10/48 1,444,734
1,900,000 Citigroup Commercial Mortgage Trust 2016-GC37, Series 2016
GC37
4.233 04/10/49 1,888,483
4,000,000 (b) Citigroup Commercial Mortgage Trust 2016-P3, Series 2016 P3 4.271 04/15/49 3,731,195
2,500,000 (b) Citigroup Commercial Mortgage Trust 2017-C4, Series 2017
C4
4.283 10/12/50 2,404,727
2,260,000 (b) Citigroup Commercial Mortgage Trust 2017-P8, Series 2017 P8 4.254 09/15/50 1,820,419
1,574,000 Citigroup Commercial Mortgage Trust 2019-GC41, Series 2019
GC41
3.502 08/10/56 1,355,633
2,000,000 (a),(b) COLT 2025-11 Mortgage Loan Trust, Series 2025 11 5.952 11/25/70 2,022,745
1,504,042 COMM 2014-CCRE17 Mortgage Trust, Series 2014 CR17 4.377 05/10/47 1,463,824
508,209 (b) COMM 2014-CR14 Mortgage Trust, Series 2014 CR14 3.792 02/10/47 497,091
2,000,000 (a),(b) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4.767 06/10/47 930,100
2,000,000 (b) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4.745 06/10/47 1,853,836
1,840,000 (b) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 3.823 03/10/48 1,727,972
2,000,000 (a) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 3.000 03/10/48 1,184,380
187,020 (b) COMM 2015-CCRE23 Mortgage Trust, Series 2015 CR23 4.316 05/10/48 181,882
473,077 (b) COMM 2015-CCRE24 Mortgage Trust, Series 2015 CR24 4.347 08/10/48 462,729
1,500,000 (b) COMM 2015-CCRE24 Mortgage Trust, Series 2015 CR24 3.463 08/10/48 1,386,750
424,429 (b) COMM 2015-CCRE25 Mortgage Trust, Series 2015 CR25 3.768 08/10/48 411,011
3,000,000 (b) COMM 2015-CCRE26 Mortgage Trust, Series 2015 CR26 4.757 10/10/48 2,842,091
2,043,000 (b) COMM 2015-LC23 Mortgage Trust, Series 2015 LC23 4.847 10/10/48 1,971,538
3,500,000 (b) COMM 2018-COR3 Mortgage Trust, Series 2018 COR3 4.668 05/10/51 3,007,558
2,500,000 (b) COMM 2019-GC44 Mortgage Trust, Series 2019 GC44 3.632 08/15/57 2,082,337
4,830,000 (a),(b) Connecticut Avenue Securities Trust 2021-R03, Series 2021
R03, (SOFR30A + 5.500%)
9.572 12/25/41 5,012,746
5,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R01, Series 2022
R01, (SOFR30A + 6.000%)
10.072 12/25/41 5,212,184
6,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R02, Series 2022
R02, (SOFR30A + 7.650%)
12.972 01/25/42 6,366,796
4,500,000 (a),(b) Connecticut Avenue Securities Trust 2022-R03, Series 2022
R03, (SOFR30A + 9.850%)
14.823 03/25/42 4,944,503
5,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R04, Series 2022
R04, (SOFR30A + 9.500%)
14.837 03/25/42 5,481,292
5,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R05, Series 2022
R05, (SOFR30A + 7.000%)
11.072 04/25/42 5,356,891
6,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R06, Series 2022
R06, (SOFR30A + 10.600%)
15.334 05/25/42 6,740,170

Portfolio of Investments November 30, 2025
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
4,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R07, Series 2022
R07, (SOFR30A + 12.000%)
16.072% 06/25/42 $ 4,604,706
3,350,000 (a),(b) Connecticut Avenue Securities Trust 2023-R02, Series 2023
R02, (SOFR30A + 7.900%)
11.972 01/25/43 3,743,612
2,640,000 (a),(b) Connecticut Avenue Securities Trust 2023-R02, Series 2023
R02, (SOFR30A + 5.550%)
9.622 01/25/43 2,858,093
5,000,000 (a),(b) Connecticut Avenue Securities Trust 2023-R04, Series 2023
R04, (SOFR30A + 8.250%)
12.322 05/25/43 5,585,469
2,000,000 (a),(b) Connecticut Avenue Securities Trust 2023-R05, Series 2023
R05, (SOFR30A + 4.750%)
8.822 06/25/43 2,145,265
1,415,000 (a),(b) Connecticut Avenue Securities Trust 2023-R05, Series 2023
R05, (SOFR30A + 6.850%)
10.922 06/25/43 1,577,109
5,000,000 (a),(b) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 3.900%)
9.188 07/25/43 5,278,887
6,000,000 (a),(b) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 5.900%)
9.972 07/25/43 6,512,828
6,000,000 (a),(b) Connecticut Avenue Securities Trust 2023-R08, Series 2023
R08, (SOFR30A + 3.550%)
7.622 10/25/43 6,281,450
3,939,954 (a),(b) CSMC 2021-INV2 Trust, Series 2021 INV2 3.281 11/25/56 3,376,148
1,000,000 (a),(b) CSMC 2021-NQM1, Series 2021 NQM1 2.130 05/25/65 814,578
1,871,000 (b) CSMC Trust 2016-NXSR, Series 2016 NXSR 4.251 12/15/49 1,803,021
3,500,000 (b) CSMC Trust 2016-NXSR, Series 2016 NXSR 4.422 12/15/49 3,321,638
1,072,714 DBJPM 2016-C3 Mortgage Trust, Series 2016 C3 3.264 08/10/49 1,024,356
1,300,000 (a),(b) DBSG 2024-ALTA Mortgage Trust, Series 2024 ALTA 7.296 06/10/37 1,312,419
30,450,000 (a),(b) DOLP Trust 2021-NYC, Series 2021 NYC 0.665 05/10/41 853,908
9,164,696 Fannie Mae Pool, FN MA5039 5.500 06/01/53 9,312,815
6,043,633 Fannie Mae Pool, FN MA5165 5.500 10/01/53 6,137,722
7,318,569 Fannie Mae Pool, FN MA4919 5.500 02/01/53 7,421,871
2,362,514 Fannie Mae Pool, FN MA5107 5.500 08/01/53 2,397,317
133,204 (b) Fannie Mae REMICS, Series 2013 98, (SOFR30A + 5.836%),
(I/O)
1.764 09/25/43 14,545
1,787,703 (a),(b) Flagstar Mortgage Trust 2021-11INV, Series 2021 11IN 3.449 11/25/51 1,499,046
11,131,452 (b) Freddie Mac Multifamily ML Certificates, Series 2021 ML12,
(I/O)
1.305 07/25/41 992,258
5,000,000 (a),(b) Freddie Mac STACR REMIC Trust 2021-DNA6, Series 2021
DNA6, (SOFR30A + 7.500%)
11.572 10/25/41 5,246,656
6,000,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA1, Series 2022
DNA1, (SOFR30A + 7.100%)
11.172 01/25/42 6,341,815
6,000,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 8.500%)
13.788 02/25/42 6,465,041
6,000,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022
DNA3, (SOFR30A + 9.750%)
15.087 04/25/42 6,635,522
1,488,448 (b) Government National Mortgage Association, Series 2023 96,
(SOFR30A + 26.100%)
8.270 07/20/53 1,648,544
2,386,823 (b) Government National Mortgage Association, Series 2023 111,
(SOFR30A + 23.205%)
7.219 08/20/53 2,681,887
1,081,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (LIBOR 1 M + 1.497%)
3.449 07/15/31 340,537
1,500,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 1.897%)
5.856 07/15/31 211,869
1,000,000 (b) GS Mortgage Securities Trust 2016-GS3, Series 2016 GS3 4.089 10/10/49 959,261
2,260,000 (b) GS Mortgage Securities Trust 2016-GS4, Series 2016 GS4 4.032 11/10/49 2,096,639
2,300,000 GS Mortgage Securities Trust 2017-GS7, Series 2017 GS7 4.236 08/10/50 2,014,732
1,500,000 (b) GS Mortgage Securities Trust 2018-GS10, Series 2018 GS10 4.547 07/10/51 1,324,106
6,000,000 (b) GS Mortgage Securities Trust 2018-GS9, Series 2018 GS9 4.489 03/10/51 5,492,305
1,425,000 (b) GS Mortgage Securities Trust 2019-GC38, Series 2019 GC38 4.158 02/10/52 1,387,010
1,000,000 GS Mortgage Securities Trust 2020-GSA2, Series 2020 GSA2 2.012 12/12/53 886,382
6,253,762 (a),(b) GS Mortgage-Backed Securities Trust 2022-PJ1, Series 2022
PJ1
2.829 05/28/52 5,265,479
3,000,000 (a),(b) Houston Galleria Mall Trust 2025-HGLR, Series 2025 HGLR 5.644 02/05/45 3,149,840
2,000,000 (a),(b) HTL Commercial Mortgage Trust 2024-T53, Series 2024 T53 7.324 05/10/39 2,032,570
1,500,000 (a),(b) ILPT Commercial Mortgage Trust 2025-LPF2, Series 2025 LPF2 6.023 07/13/42 1,532,466
287,630 (b) Impac Secured Assets CMN Owner Trust, Series 2000 3 8.000 10/25/30 271,092

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
175,760 (a),(b) Imperial Fund Mortgage Trust 2020-NQM1, Series 2020 NQM1 2.051% 10/25/55 $ 168,179
2,000,000 (a),(b) Imperial Fund Mortgage Trust 2020-NQM1, Series 2020 NQM1 3.531 10/25/55 1,877,131
450,000 (a),(b) Imperial Fund Mortgage Trust 2021-NQM1, Series 2021 NQM1 2.383 06/25/56 349,864
2,000,000 (a),(b) IP 2025-IP Mortgage Trust, Series 2025 IP 7.969 06/10/42 2,042,222
2,348,187 (a),(b) J.P. Morgan Chase Commercial Mortgage Securities Trust
2022-NLP, Series 2022 NLP, (TSFR1M + 2.858%)
7.918 04/15/37 2,258,757
4,605,349 (a),(b) J.P. Morgan Mortgage Trust 2022-LTV2, Series 2022 LTV2 3.660 09/25/52 3,987,294
131,452 (b) JP Morgan Alternative Loan Trust 2007-S1, Series 2007 S1,
(TSFR1M + 0.674%)
4.629 04/25/47 126,829
2,000,000 (a) JP Morgan Chase Commercial Mortgage Securities Trust 2020-
NNN, Series 2020 NNN
3.065 01/16/37 1,620,057
2,250,000 (a),(b) JP Morgan Mortgage Trust, Series 2025 10 6.410 05/25/56 2,294,377
1,302,772 (a),(b) JP Morgan Mortgage Trust 2020-INV1, Series 2020 INV1 4.186 08/25/50 1,166,174
1,500,000 (b) JPMBB Commercial Mortgage Securities Trust 2015-C31,
Series 2015 C31
4.694 08/15/48 1,424,029
2,500,000 (b) JPMBB Commercial Mortgage Securities Trust 2015-C31,
Series 2015 C31
4.694 08/15/48 1,978,189
3,750,000 (a),(b) JPMBB Commercial Mortgage Securities Trust 2015-C33,
Series 2015 C33
4.136 12/15/48 3,440,075
1,400,000 (a),(b) JPMBB Commercial Mortgage Securities Trust 2016-C1, Series
2016 C1
4.344 03/17/49 1,236,974
1,500,000 (b) JPMBB Commercial Mortgage Securities Trust 2016-C1, Series
2016 C1
4.844 03/17/49 1,483,561
2,000,000 (b) JPMCC Commercial Mortgage Securities Trust 2017-JP6,
Series 2017 JP6
3.845 07/15/50 1,775,118
1,400,000 (a),(b) JPMCC Commercial Mortgage Securities Trust 2017-JP7,
Series 2017 JP7
4.566 09/15/50 953,823
2,000,000 (b) JPMCC Commercial Mortgage Securities Trust 2017-JP7,
Series 2017 JP7
3.816 09/15/50 1,740,979
3,500,000 JPMCC Commercial Mortgage Securities Trust 2019-COR4,
Series 2019 COR4
4.440 03/10/52 3,189,950
4,000,000 JPMDB Commercial Mortgage Securities Trust 2017-C7, Series
2017 C7
3.985 10/15/50 3,790,218
190,000 (a) Ladder Capital Commercial Mortgage 2013-GCP Mortgage
Trust, Series 2013 GCP
3.985 02/15/36 181,633
3,015,000 (a) Legends Outlets Kansas City KS Mortgage Secured Pass-
Through Trust, Series 2024 LGND
6.733 11/05/39 3,023,628
34,356,000 (a),(b) MFT Trust 2020-ABC, Series 2020 ABC, (I/O) 0.235 02/10/42 190,514
3,250,000 (a),(b) MFT Trust 2020-ABC, Series 2020 ABC 3.593 02/10/42 2,392,509
2,765,000 Morgan Stanley Capital I Trust 2019-H7, Series 2019 H7 3.524 07/15/52 2,640,970
2,000,000 (a) MRCD 2019-MARK Mortgage Trust, Series 2019 PARK 2.718 12/15/36 1,396,820
1,000,000 (a),(b) MTN Commercial Mortgage Trust 2022-LPFL, Series 2022 LPFL,
(TSFR1M + 2.943%)
7.773 03/15/39 1,001,186
1,500,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 3.579%)
7.538 07/15/36 1,144,637
1,500,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 4.329%)
8.288 07/15/36 1,035,934
56,357 (a),(b) New Residential Mortgage Loan Trust 2015-2, Series 2015 2A 5.267 08/25/55 56,208
3,200,000 (a),(b) NYCT Trust 2024-3ELV, Series 2024 3ELV, (TSFR1M + 2.840%) 6.799 08/15/29 3,213,005
1,150,000 (a) One Bryant Park Trust 2019-OBP, Series 2019 OBP 2.516 09/15/54 1,068,762
2,400,000 (a),(b) OPEN Trust 2023-AIR, Series 2023 AIR, (TSFR1M + 5.236%) 9.195 11/15/40 2,409,225
2,000,000 (a),(b) PKHL Commercial Mortgage Trust 2021-MF, Series 2021 MF,
(TSFR1M + 0.994%)
4.953 07/15/38 1,882,575
1,336,347 (a),(b) Santander Bank Mortgage Credit-Linked Notes Series 2023-
MTG1, Series 2023 MTG1, (SOFR30A + 4.900%)
9.256 02/26/52 1,496,930
40,180,000 (a),(b) SLG Office Trust 2021-OVA, Series 2021 OVA, (I/O) 0.258 07/15/41 465,063
1,155,000 (a) SLG Office Trust 2021-OVA, Series 2021 OVA 2.851 07/15/41 999,518
1,831,354 (a),(b) SMR 2022-IND Mortgage Trust, Series 2022 IND, (TSFR1M +
3.950%)
7.909 02/15/39 1,844,937
2,750,000 (a),(b) SYCA Commercial Mortgage Trust 2025-WAG, Series 2025
WAG
6.806 11/10/30 2,810,803
2,000,000 (a),(b) TX Trust 2024-HOU, Series 2024 1, (TSFR1M + 3.239%) 7.198 06/15/39 2,010,563
2,511,000 UBS Commercial Mortgage Trust 2017-C1, Series 2017 C1 4.036 06/15/50 2,401,306

Portfolio of Investments November 30, 2025
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
5,100,000 (b) UBS Commercial Mortgage Trust 2018-C11, Series 2018 C11 5.044% 06/15/51 $ 4,760,537
3,450,000 (b) UBS Commercial Mortgage Trust 2018-C8, Series 2018 C8 4.838 02/15/51 3,212,278
$ 2,239,000 (a),(b) Verus Securitization Trust, Series 2025 11 5.796 11/25/70 2,261,298
2,000,000 (a),(b) Verus Securitization Trust 2021-8, Series 2021 8 3.288 11/25/66 1,648,217
25,954 (b) Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2004-RA3 Trust, Series 2004 RA3
5.479 08/25/38 25,904
1,765,000 (b) Wells Fargo Commercial Mortgage Trust 2016-C36, Series
2016 C36
4.248 11/15/59 1,567,984
2,400,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2017-SMP, Series
2017 SMP, (TSFR1M + 0.921%)
6.258 12/15/34 2,245,082
3,000,000 (b) Wells Fargo Commercial Mortgage Trust 2024-C63, Series
2024 C63
5.820 08/15/57 3,162,773
1,500,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-AGLN, Series
2025 AGLN, (TSFR1M + 2.941%)
6.900 07/15/37 1,502,914
2,400,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-B33RP, Series
2025 B33RP, (TSFR1M + 2.500%)
6.850 08/15/42 2,404,069
2,500,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-DWHP, Series
2025 DWHP, (TSFR1M + 3.340%)
7.299 04/15/38 2,505,490
913,707 (a),(b) Wells Fargo Mortgage Backed Securities 2021-INV1 Trust,
Series 2021 INV1
3.305 08/25/51 790,431
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $402,085,416) 393,881,836
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
111913103 SOVEREIGN DEBT - 8.8% 111913103
ANGOLA - 0.1%
1,625,000 (a) Angolan Government International Bond 8.750 04/14/32 1,551,747
TOTAL ANGOLA 1,551,747
ARGENTINA - 0.1%
2,325,000 Argentine Republic Government International Bond 4.125 07/09/35 1,645,751
TOTAL ARGENTINA 1,645,751
AZERBAIJAN - 0.1%
1,700,000 (a) Republic of Azerbaijan International Bond 3.500 09/01/32 1,586,656
TOTAL AZERBAIJAN 1,586,656
BAHRAIN - 0.0%
500,000 (a) Bahrain Government International Bond 6.000 09/19/44 454,565
TOTAL BAHRAIN 454,565
BARBADOS - 0.2%
2,725,000 (a) Barbados Government International Bond 8.000 06/26/35 2,855,637
TOTAL BARBADOS 2,855,637
BENIN - 0.1%
1,550,000 (a) Benin Government International Bond 7.960 02/13/38 1,579,598
TOTAL BENIN 1,579,598
BRAZIL - 0.2%
1,620,000 Brazilian Government International Bond 6.000 10/20/33 1,642,599
1,725,000 Brazilian Government International Bond 7.125 05/13/54 1,727,588
TOTAL BRAZIL 3,370,187
CHILE - 0.4%
EUR 800,000 Chile Government International Bond 3.750 01/14/32 945,660
EUR 955,000 Chile Government International Bond 3.800 07/01/35 1,112,031
2,775,000 Chile Government International Bond 3.100 05/07/41 2,147,989
TOTAL CHILE 4,205,680
COLOMBIA - 0.2%
EUR 1,065,000 Colombia Government International Bond 5.000 09/19/32 1,196,603
2,200,000 Colombia Government International Bond 5.000 06/15/45 1,640,870
TOTAL COLOMBIA 2,837,473
COSTA RICA - 0.1%
1,955,000 (a) Costa Rica Government International Bond 5.625 04/30/43 1,842,587
TOTAL COSTA RICA 1,842,587

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COTE D'IVOIRE - 0.3%
$ 1,725,000 (a) Ivory Coast Government International Bond 6.125% 06/15/33 $ 1,666,336
621,254 (a) Ivory Coast Government International Bond 2032 144A 5.750 12/31/32 614,502
1,625,000 (a) Ivory Coast Government International Bond 8.250 01/30/37 1,702,080
TOTAL COTE D'IVOIRE 3,982,918
DOMINICAN REPUBLIC - 0.4%
1,525,000 (a) Dominican Republic International Bond 4.500 01/30/30 1,479,250
1,775,000 (a) Dominican Republic International Bond 5.875 01/30/60 1,578,241
2,225,000 (a) Dominican Republic International Bond 6.950 03/15/37 2,368,735
TOTAL DOMINICAN REPUBLIC 5,426,226
ECUADOR - 0.1%
905,000 (a) Ecuador Government International Bond 5.000 07/31/30 879,660
TOTAL ECUADOR 879,660
EGYPT - 0.3%
1,500,000 (a) Egypt Government International Bond 8.625 02/04/30 1,625,625
2,250,000 (a) Egypt Government International Bond 8.500 01/31/47 2,096,964
TOTAL EGYPT 3,722,589
EL SALVADOR - 0.1%
1,600,000 (a) El Salvador Government International Bond 7.625 02/01/41 1,573,824
TOTAL EL SALVADOR 1,573,824
GHANA - 0.2%
157,300 (a) Ghana Government International Bond 5.000 07/03/29 153,830
2,226,200 (a) Ghana Government International Bond 5.000 07/03/35 1,973,695
TOTAL GHANA 2,127,525
GUATEMALA - 0.2%
1,700,000 (a) Guatemala Government Bond 6.250 08/15/36 1,770,686
TOTAL GUATEMALA 1,770,686
HONDURAS - 0.1%
1,675,000 (a) Honduras Government International Bond 5.625 06/24/30 1,636,676
TOTAL HONDURAS 1,636,676
HUNGARY - 0.5%
1,650,000 Hungary Government International Bond 7.625 03/29/41 1,945,384
1,600,000 (a) Hungary Government International Bond 5.500 03/26/36 1,601,194
1,500,000 (a) Hungary Government International Bond 5.375 09/26/30 1,535,567
1,300,000 (a) Magyar Export-Import Bank Zrt 6.125 12/04/27 1,339,060
TOTAL HUNGARY 6,421,205
INDONESIA - 0.1%
1,475,000 Indonesia Government International Bond 5.250 01/15/30 1,530,014
TOTAL INDONESIA 1,530,014
IRAQ - 0.1%
942,187 (a) Iraq International Bond 5.800 01/15/28 938,516
TOTAL IRAQ 938,516
ISRAEL - 0.1%
1,675,000 Israel Government International Bond 5.750 03/12/54 1,633,811
TOTAL ISRAEL 1,633,811
JORDAN - 0.3%
600,000 (a) Jordan Government International Bond 7.375 10/10/47 596,842
2,000,000 (a) Jordan Government International Bond 5.750 11/12/32 1,964,609
TOTAL JORDAN 2,561,451
KAZAKHSTAN - 0.2%
2,225,000 (a) Kazakhstan Government International Bond 5.500 07/01/37 2,283,753
TOTAL KAZAKHSTAN 2,283,753
MEXICO - 1.1%
2,075,000 (a) Eagle Funding Luxco Sarl 5.500 08/17/30 2,106,519
1,966,000 Mexico Government International Bond 4.750 03/08/44 1,625,489
3,325,000 Mexico Government International Bond 4.280 08/14/41 2,689,127
4,925,000 Mexico Government International Bond 6.400 05/07/54 4,800,545
1,300,000 Mexico Government International Bond 7.375 05/13/55 1,424,488
1,500,000 Mexico Government International Bond 5.625 09/22/35 1,484,280
TOTAL MEXICO 14,130,448

Portfolio of Investments November 30, 2025
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MOROCCO - 0.1%
$ 1,650,000 (a) Morocco Government International Bond 5.500% 12/11/42 $ 1,576,351
TOTAL MOROCCO 1,576,351
NIGERIA - 0.2%
2,150,000 (a) Nigeria Government International Bond 10.375 12/09/34 2,488,525
TOTAL NIGERIA 2,488,525
OMAN - 0.3%
2,950,000 (a) Oman Government International Bond 6.500 03/08/47 3,211,290
TOTAL OMAN 3,211,290
PARAGUAY - 0.3%
2,125,000 (a) Paraguay Government International Bond 5.600 03/13/48 2,019,554
1,425,000 (a) Paraguay Government International Bond 6.000 02/09/36 1,506,771
TOTAL PARAGUAY 3,526,325
PERU - 0.2%
2,000,000 Peruvian Government International Bond 3.300 03/11/41 1,557,700
1,755,000 Peruvian Government International Bond 5.875 08/08/54 1,763,161
TOTAL PERU 3,320,861
PHILIPPINES - 0.2%
1,225,000 Philippine Government International Bond 4.200 03/29/47 1,037,594
1,150,000 Philippine Government International Bond 3.700 02/02/42 958,219
TOTAL PHILIPPINES 1,995,813
POLAND - 0.3%
2,055,000 Republic of Poland Government International Bond 5.500 04/04/53 2,002,740
1,475,000 Republic of Poland Government International Bond 5.375 02/12/35 1,539,937
TOTAL POLAND 3,542,677
REPUBLIC OF SERBIA - 0.1%
1,500,000 (a) Serbia International Bond 6.500 09/26/33 1,622,335
TOTAL REPUBLIC OF SERBIA 1,622,335
ROMANIA - 0.4%
1,370,000 (a) Romanian Government International Bond 6.125 01/22/44 1,316,691
450,000 (a) Romanian Government International Bond 7.625 01/17/53 493,969
2,100,000 (a) Romanian Government International Bond 5.750 03/24/35 2,060,427
TOTAL ROMANIA 3,871,087
RWANDA - 0.1%
1,375,000 (a) Rwanda International Government Bond 5.500 08/09/31 1,257,897
TOTAL RWANDA 1,257,897
SAUDI ARABIA - 0.3%
2,740,000 (a) Saudi Government International Bond 3.750 01/21/55 1,999,493
1,500,000 (a) Saudi Government International Bond 5.625 01/13/35 1,600,420
TOTAL SAUDI ARABIA 3,599,913
SENEGAL - 0.1%
1,600,000 (a) Senegal Government International Bond 6.250 05/23/33 981,635
700,000 (a) Senegal Government International Bond 6.750 03/13/48 390,761
TOTAL SENEGAL 1,372,396
SOUTH AFRICA - 0.2%
1,900,000 Republic of South Africa Government International Bond 5.375 07/24/44 1,618,881
1,575,000 Republic of South Africa Government International Bond 7.300 04/20/52 1,592,542
TOTAL SOUTH AFRICA 3,211,423
TURKEY - 0.3%
EUR 850,000 Turkiye Government International Bond 5.200 08/17/31 1,019,358
1,950,000 Turkiye Government International Bond 7.125 02/12/32 2,057,253
TOTAL TURKEY 3,076,611
UKRAINE - 0.0%
55,000 (a) Ukraine Government International Bond 1.750 02/01/29 39,435
73,658 (a) Ukraine Government International Bond 0.000 02/01/35 41,469
15,548 (a) Ukraine Government International Bond 0.000 02/01/36 8,722
TOTAL UKRAINE 89,626

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UZBEKISTAN - 0.1%
$ 1,600,000 (a) Republic of Uzbekistan International Bond 5.375% 02/20/29 $ 1,600,790
TOTAL UZBEKISTAN 1,600,790
TOTAL SOVEREIGN DEBT
(Cost $110,141,739) 111,913,103
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
104162823 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2% 104162823
2,000,000 (f) CoBank ACB 6.250 N/A 2,004,854
9,000,000 United States Treasury Note/Bond 4.750 08/15/55 9,112,500
2,000,000 United States Treasury Note/Bond 4.750 08/15/45 2,062,500
25,000,000 United States Treasury Note/Bond 4.625 11/15/45 24,980,469
21,000,000 United States Treasury Note/Bond 3.500 10/15/28 21,000,000
18,000,000 United States Treasury Note/Bond 3.625 10/31/30 18,015,469
22,000,000 United States Treasury Note/Bond 3.500 10/31/27 21,994,844
5,000,000 United States Treasury Note/Bond 4.000 11/15/35 4,992,187
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $103,826,509) 104,162,823
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
106753968 VARIABLE RATE SENIOR LOAN INTERESTS - 8.4% 106753968
AUTOMOBILES & COMPONENTS - 0.1%
1,500,000 (b) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 6.666 01/28/32 1,507,500
TOTAL AUTOMOBILES & COMPONENTS 1,507,500
CAPITAL GOODS - 1.2%
2,487,500 (b) Barnes Group Inc, Term Loan B, (TSFR1M + 2.750%) 6.666 01/27/32 2,496,828
3,640,000 (b) Centuri Group, Inc, Term Loan B, (TSFR1M + 2.250%) 6.227 07/09/32 3,664,661
1,995,000 (b) Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.000%) 6.916 09/08/32 2,002,172
258,558 (b),(j) Kaman Corporation, Delayed Draw Term Loan, (N/A + TSFR3M
+ 1.750%)
6.430 02/26/32 259,694
2,734,526 (b) Kaman Corporation, Term Loan B, (TSFR3M + TSFR6M +
2.500%)
6.433 02/26/32 2,746,530
549,667 (b) QXO Inc, Term Loan B, (TSFR1M + 2.000%) 5.916 04/30/32 551,901
1,000,000 (b),(c) TK Elevator Midco GmbH, Term Loan B, (TBD) TBD TBD 1,007,085
1,000,000 (b) TransDigm, Inc., Term Loan, (TSFR3M + 2.500%) 6.502 01/20/32 1,002,855
1,470,215 (b) Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 2.750%) 6.666 08/01/30 1,473,663
TOTAL CAPITAL GOODS 15,205,389
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
5,000,000 (b) Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.250%) 7.166 08/20/32 5,026,400
997,487 (b) Garda World Security Corporation, Term Loan B, (TSFR1M +
3.000%)
6.948 02/01/29 998,236
3,000,000 (b) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6.671 03/03/32 3,010,695
2,455,000 (b) Openlane Inc, Term Loan B, (TSFR3M + 2.500%) 6.365 10/08/32 2,461,137
3,000,000 (b),(c) United States, Term Loan, (TBD) TBD TBD 2,995,560
997,500 (b) WIN Waste Innovations Holdings, Inc., First Lien Term Loan,
(TSFR1M + 3.250%)
7.280 03/27/28 1,003,111
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 15,495,139
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
2,496,349 (b) Les Schwab Tire Centers, Term Loan B, (TSFR1M + TSFR3M +
2.500%)
6.369 04/23/31 2,499,470
2,198,703 (b) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6.416 01/30/31 2,201,923
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,701,393
CONSUMER DURABLES & APPAREL - 0.1%
1,496,241 (b) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M +
TSFR3M + 3.000%)
6.919 07/31/28 1,502,009
TOTAL CONSUMER DURABLES & APPAREL 1,502,009

Portfolio of Investments November 30, 2025
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 0.3%
$ 992,201 (b) Alterra Mountain Company, Term Loan B8, (TSFR1M + 2.500%) 6.416% 05/31/30 $ 995,921
1,000,000 (b) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6.666 01/31/31 986,100
2,333,841 (b) GVC Holdings (Gibraltar) Limited, Term Loan B6 (2029),
(SOFR90A + 2.250%)
6.370 10/31/29 2,331,647
TOTAL CONSUMER SERVICES 4,313,668
FOOD, BEVERAGE & TOBACCO - 0.1%
88,376 (b) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M
+ 7.000%), (cash 11.198%, PIK 6.000%)
10.822 09/30/30 36,234
16,996 (b) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 7.000%), (cash 11.198%, PIK 3.500%)
10.822 09/30/30 14,617
120,690 (b),(j) Sauer Brands Inc, Delayed Draw Term Loan 3.000 02/19/32 121,532
1,276,112 (b) Sauer Brands Inc, Term Loan B, (TSFR3M + 3.000%) 6.840 02/19/32 1,285,020
TOTAL FOOD, BEVERAGE & TOBACCO 1,457,403
HEALTH CARE EQUIPMENT & SERVICES - 0.6%
1,855,350 (b) Bausch & Lomb Corporation, Term Loan B, (TSFR1M + 4.250%) 8.166 01/15/31 1,869,729
1,920,344 (b) Parexel International Corporation, Term Loan B, (TSFR1M +
2.250%)
6.166 11/15/28 1,930,666
987,519 (b) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6.416 02/21/31 993,321
837,277 (b) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6.416 12/19/30 840,119
1,994,975 (b) Zelis Payments Buyer, Inc., 5th Amendment Term Loan,
(TSFR1M + 3.250%)
7.166 11/26/31 1,980,372
TOTAL HEALTH CARE EQUIPMENT & SERVICES 7,614,207
INSURANCE - 1.6%
1,989,975 (b) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6.916 11/06/30 1,991,428
3,000,000 (b) Alera Group, Inc., Term Loan, (TSFR1M + 3.250%) 7.166 05/28/32 3,016,200
1,240,625 (b) AmWINS Group, Inc., Term Loan B, (TSFR3M + 2.250%) 6.252 01/30/32 1,245,010
2,992,500 (b) Asurion LLC, Term Loan B13, (TSFR1M + 4.250%) 8.166 09/19/30 2,943,872
2,489,576 (b) Asurion LLC, Term Loan B9, (TSFR1M + 3.250%) 7.280 07/30/27 2,489,738
3,625,202 (b) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.750%) 6.666 06/16/31 3,639,558
1,000,000 (b),(c) HUB International Limited, Term Loan B, (TBD) TBD TBD 1,004,895
1,985,000 (b) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 2.500%)
6.416 07/31/31 1,990,707
1,595,081 (b) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M +
2.750%)
6.752 05/06/31 1,597,896
TOTAL INSURANCE 19,919,304
MATERIALS - 0.7%
1,496,073 (b) Charter NEX US, Inc., Term Loan B1, (TSFR1M + 2.750%) 6.709 12/02/30 1,503,718
16,708 (b),(c),(j) Clydesdale Acquisition Holdings Inc, Delayed Draw Term Loan,
(TBD)
TBD TBD 16,626
3,441,350 (b) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
7.091 04/13/29 3,433,745
983,292 (b),(c) Clydesdale Acquisition Holdings Inc, Term Loan B, (TBD) TBD TBD 978,469
3,211,865 (b) Proampac PG Borrower LLC, Term Loan, (TSFR3M + 4.000%) 7.891 09/15/28 3,221,099
TOTAL MATERIALS 9,153,657
MEDIA & ENTERTAINMENT - 0.2%
3,189,699 (b) Planet US Buyer LLC, Term Loan B, (TSFR1M + TSFR3M +
3.000%)
6.869 02/10/31 3,212,777
TOTAL MEDIA & ENTERTAINMENT 3,212,777
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
679,732 (b) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
6.166 05/05/28 683,226
1,512,645 (b) Organon & Co, Term Loan, (TSFR1M + 2.250%) 6.166 05/19/31 1,461,593
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,144,819
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,000,000 (b),(c) Instructure Holdings, Inc., Repriced Term Loan, (TBD) TBD TBD 1,003,195
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,003,195

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 1.4%
$ 903,186 (b) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 6.002% 01/31/31 $ 906,122
2,487,500 (b) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 6.822 07/30/31 2,480,560
1,995,000 (b) Cloud Software Group, Inc., Term Loan B (2031), (TSFR3M +
3.250%)
7.252 03/24/31 1,992,347
2,378,896 (b) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 6.734 05/01/31 2,292,661
1,990,000 (b) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 7.185 10/09/31 1,996,408
1,500,000 (b) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6.416 05/30/31 1,506,135
480,000 (b) IGT Holding IV AB, Term Loan B5, (TSFR3M + 3.000%) 6.951 08/04/31 481,800
3,482,522 (b) Javelin Buyer, Inc., Term Loan, (TSFR3M + 2.750%) 6.590 12/08/31 3,490,932
997,481 (b) Mitchell International, Inc., First Lien Term Loan, (TSFR1M +
3.250%)
7.166 06/17/31 1,001,271
1,087,679 (b) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6.338 02/10/31 1,088,456
TOTAL SOFTWARE & SERVICES 17,236,692
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,100,000 (b) CommScope, Inc., Term Loan, (TSFR1M + 4.750%) 8.666 12/17/29 1,108,250
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,108,250
UTILITIES - 0.1%
1,173,742 (b) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6.353 05/17/30 1,178,566
TOTAL UTILITIES 1,178,566
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $106,629,337) 106,753,968
TOTAL LONG-TERM INVESTMENTS
(Cost $1,251,467,412) 1,251,203,547
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.9%
11,432,252 (k) State Street Navigator Securities Lending Government Money
Market Portfolio
4.040 (l) 11,432,252
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $11,432,252) 11,432,252
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.6%
46548308 REPURCHASE AGREEMENTS - 3.6% 46548308
4,923,308 (m) Fixed Income Clearing Corporation 1.160 12/01/25 4,923,308
41,625,000 (n) Fixed Income Clearing Corporation 4.040 12/01/25 41,625,000
TOTAL REPURCHASE AGREEMENTS
(Cost $46,548,308) 46,548,308
TOTAL SHORT-TERM INVESTMENTS
(Cost $46,548,308) 46,548,308
TOTAL INVESTMENTS - 102.7%
(Cost $1,309,447,972) 1,309,184,107
OTHER ASSETS & LIABILITIES, NET -  (2.7)% (34,915,154)
NET ASSETS - 100% $ 1,274,268,953
CAD Canadian Dollar
EUR Euro
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate

Portfolio of Investments November 30, 2025
(continued)
Strategic Income

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $619,623,626 or 47.3% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) When-issued or delayed delivery security.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(f) Perpetual security. Maturity date is not applicable.
(g) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 3.2% of Total Investments.
(h) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $11,066,100.
(i) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
8.2% of Total Investments.
(j) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(k) Investments made with cash collateral received from securities on loan.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) Agreement with Fixed Income Clearing Corporation, 1.160% dated 11/28/25 to be repurchased at $4,923,784 on 12/1/25, collateralized by Government Agency Securities, with coupon rate 1.875% and maturity date 7/15/34, valued at $5,021,963.
(n) Agreement with Fixed Income Clearing Corporation, 4.040% dated 11/28/25 to be repurchased at $41,639,014 on 12/1/25, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 8/15/55, valued at $42,457,671.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 2-Year Note 150 3/26 $ 31,298,718 $ 31,328,906 $ 30,188
U.S. Treasury 5-Year Note 75 3/26 8,206,086 8,232,422 26,336
U.S. Treasury Long Bond 350 3/26 40,690,959 41,103,125 412,166
U.S. Treasury Ultra Bond 75 3/26 8,962,658 9,070,313 107,655
Total $89,158,421 $89,734,766 $576,345
Forward Foreign Currency Contracts
Currency Purchased
Notional Amount
(Local Currency) Currency Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
$ 6,759,367 EUR 5,750,000
Morgan Stanley Capital Services
LLC 1/08/26 $ 75,842
$ 5,546,316 CAD 7,711,633
Morgan Stanley Capital Services
LLC 1/08/26 16,025
$ 1,502,477 EUR 1,278,080 Toronto Dominion Bank 1/08/26 16,897
Total         $108,764
Total unrealized appreciation on forward foreign currency contracts         $108,764
Total unrealized depreciation on forward foreign currency contracts         $–
CAD Canadian Dollar
EUR Euro
Credit Default Swaps - OTC Uncleared

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PURCHASED
Counterparty Reference Entity
Fixed
Rate
(Annualized)
Current
Credit
Spread (a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets, Inc
CDX HY CDSI S44
5Y PRC
5.000% 5.00 % Monthly 6/20/30 $ 20,000,000 $ (1,688,433) $ (1,472,033) $ (216,400)
Citigroup Global
Markets, Inc
CDX-HYSB 44YB-5Y 5.000 5.00 Monthly 6/20/30 10,000,000 (877,370) (761,732) (115,638)
Citigroup Global
Markets, Inc
CDX-NAHYS44V1-5Y 5.000 5.00 Quarterly 6/20/30 10,000,000 (877,370) (695,355) (182,015)
Total
$ 40,000,000 $ (3,443,173)
$(2,929,120) $ (514,053)
SOLD
Counterparty Reference Entity
Fixed
Rate
(Annualized)
Current
Credit
Spread (a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets, Inc
CDX-HYSB 44YC-5Y 5.000% 5.00 % Monthly 6/20/30 $ 20,000,000 $ 1,754,740 $ 1,523,429 $ 231,311
Total
$ 20,000,000 $ 1,754,740
$1,523,429 $ 231,311
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Portfolio of Investments November 30, 2025
(continued)
Strategic Income

Strategic Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 136,402,656 $ 4,539,035 $ 140,941,691
Corporate Bonds – 393,550,126 – 393,550,126
Mortgage-Backed Securities – 393,881,836 – 393,881,836
Sovereign Debt – 111,913,103 – 111,913,103
U.S. Government and Agency Obligations – 104,162,823 – 104,162,823
Variable Rate Senior Loan Interests – 106,753,968 – 106,753,968
Investments Purchased with Collateral from Securities
Lending 11,432,252 – – 11,432,252
Short-Term Investments:
Repurchase Agreements – 46,548,308 – 46,548,308
Investments in Derivatives:
Credit Default Swaps* – (282,742) – (282,742)
Forward Foreign Currency Contracts* – 108,764 – 108,764
Futures Contracts* 576,345 – – 576,345
Total $ 12,008,597 $ 1,293,038,842 $ 4,539,035 $ 1,309,586,474
* Represents net unrealized appreciation (depreciation).